Schedule of investments

Optimum Fixed Income Fund

June 30, 2020 (Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Agency Asset-Backed Securities - 0.04%				Agency Collateralized Mortgage Obligations (continued)
SLM Student Loan Trust				Fannie Mae REMICs
Series 2003-11 A6 144A				Series 2001-14 Z
0.863% (LIBOR03M +				6.00% 5/25/31	3,138	$3,517
0.55%) 12/15/25 #•		187,044	$185,580	Series 2007-30 OE
Series 2008-9 A 2.491%				1.784% 4/25/37 Ω^	1,942,846	1,705,197
(LIBOR03M + 1.50%)				Series 2008-24 ZA
4/25/23	•	744,532	728,476	5.00% 4/25/38	7,749,896	8,860,651
Total Agency Asset-Backed				Series 2009-2 AS 5.516%
Securities (cost $933,648)			914,056	(5.70% minus LIBOR01M,
				Cap 5.70%) 2/25/39 S•	374,662	61,134
Agency Collateralized Mortgage Obligations - 3.01%				Series 2009-68 SA 6.566%
				(6.75% minus LIBOR01M,
Fannie Mae Connecticut				Cap 6.75%) 9/25/39 S•	168,912	32,116
Avenue Securities
Series 2017-C03 1M2				Series 2011-118 DC
3.185% (LIBOR01M +				4.00% 11/25/41	746,600	798,761
3.00%) 10/25/29 •		7,000,000	7,040,029	Series 2017-40 GZ
Series 2017-C04 2M2				3.50% 5/25/47	369,736	410,543
3.035% (LIBOR01M +				Series 2017-77 HZ
2.85%) 11/25/29 •		401,840	394,790	3.50% 10/25/47	525,120	577,625
Series 2018-C01 1M2				Series 2017-94 CZ
2.435% (LIBOR01M +				3.50% 11/25/47	329,304	358,746
2.25%, Floor 2.25%)				Series 2017-95 FA 0.72%
7/25/30 •		1,430,124	1,395,438	(LIBOR01M + 0.35%, Floor
Series 2018-C02 2M2				0.35%) 11/25/47 •	432,433	431,476
2.385% (LIBOR01M +				Freddie Mac REMICs
2.20%, Floor 2.20%)				Series 2165 PE
8/25/30 •		490,645	479,592	6.00% 6/15/29	46,451	52,900
Series 2018-C03 1M2				Series 3143 BC
2.335% (LIBOR01M +				5.50% 2/15/36	1,203,741	1,409,699
2.15%, Floor 2.15%)				Series 3289 SA 6.565%
10/25/30 •		695,708	683,696	(6.75% minus LIBOR01M,
Series 2018-C05 1M2				Cap 6.75%) 3/15/37 S•	528,501	117,626
2.535% (LIBOR01M +				Series 4676 KZ
2.35%, Floor 2.35%)				2.50% 7/15/45	362,569	380,126
1/25/31 •		499,455	488,329	Freddie Mac Structured
Fannie Mae Grantor Trust				Agency Credit Risk Debt
Series 1999-T2 A1				Notes
7.50% 1/19/39 •		5,276	5,789	Series 2017-DNA1 M2
Series 2004-T1 1A2				3.435% (LIBOR01M +
6.50% 1/25/44		5,004	5,911	3.25%, Floor 3.25%)
Fannie Mae REMIC Trust				7/25/29 •	750,000	756,551
Series 2004-W4 A5				Series 2017-DNA3 M2
5.50% 6/25/34		2,077	2,076	2.685% (LIBOR01M +
Series 2004-W11 1A2				2.50%) 3/25/30 •	315,000	316,550
6.50% 5/25/44		33,566	39,825	Series 2018-HQA1 M2
Series 2004-W15 1A1				2.485% (LIBOR01M +
6.00% 8/25/44		26,972	31,312	2.30%) 9/25/30 •	765,433	754,288
Fannie Mae REMICs
Series 1999-19 PH
6.00% 5/25/29		52,283	59,273

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)			Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured			GNMA
Agency Credit Risk REMIC			Series 2012-H18 NA
Trust			0.823% (LIBOR01M +
Series 2019-DNA4 M2			0.52%, Cap 10.50%, Floor
144A 2.135% (LIBOR01M			0.52%) 8/20/62 •	382,420	$382,337
+ 1.95%) 10/25/49 #•	1,407,393	$1,379,372	Series 2012-H29 SA
Series 2019-HQA4 M2			0.818% (LIBOR01M +
144A 2.235% (LIBOR01M			0.515%, Cap 12.00%,
+ 2.05%) 11/25/49 #•	1,500,000	1,454,917	Floor 0.515%) 10/20/62 •	3,726,627	3,724,312
Series 2020-DNA2 M1			Series 2013-113 LY
144A 0.935% (LIBOR01M			3.00% 5/20/43	173,000	188,744
+ 0.75%, Floor 0.75%)			Series 2015-H10 FA
2/25/50 #•	1,462,754	1,449,341	0.903% (LIBOR01M +
Series 2020-DNA2 M2			0.60%, Cap 7.50%)
144A 2.035% (LIBOR01M			4/20/65 •	12,199,670	12,210,530
+ 1.85%, Floor 1.85%)			Series 2015-H11 FC
2/25/50 #•	500,000	474,052	0.853% (LIBOR01M +
Series 2020-HQA2 M1			0.55%, Cap 7.50%, Floor
144A 1.285% (LIBOR01M			0.55%) 5/20/65 •	1,486,130	1,484,801
+ 1.10%) 3/25/50 #•	1,725,776	1,718,637	Series 2015-H12 FB
Freddie Mac Structured			0.903% (LIBOR01M +
Agency Credit Risk Trust			0.60%, Cap 7.50%, Floor
Series 2018-HQA2 M1			0.60%) 5/20/65 •	6,280,161	6,285,657
144A 0.935% (LIBOR01M			Series 2015-H20 FB
+ 0.75%) 10/25/48 #•	249,693	249,304	0.903% (LIBOR01M +
Freddie Mac Structured Pass			0.60%, Cap 7.50%, Floor
Through Certificates			0.60%) 8/20/65 •	1,661,151	1,662,685
Series T-54 2A 6.50%			Series 2015-H30 FD
2/25/43 ⯁	11,888	14,577	0.903% (LIBOR01M +
Series T-58 2A 6.50%			0.60%, Cap 11.00%, Floor
9/25/43 ⯁	5,230	6,090	0.60%) 10/20/65 •	109,525	109,706
GNMA			Series 2016-H06 FD
Series 2008-65 SB 5.81%			1.223% (LIBOR01M +
(6.00% minus LIBOR01M,			0.92%, Cap 7.50%, Floor
Cap 6.00%) 8/20/38 S•	471,057	78,572	0.92%) 7/20/65 •	1,686,625	1,706,994
Series 2009-2 SE 5.63%			Series 2017-34 DY
(5.82% minus LIBOR01M,			3.50% 3/20/47	230,000	260,550
Cap 5.82%) 1/20/39 S•	1,495,079	261,207	Series 2017-107 QZ
Series 2011-H21 FT 0.87%			3.00% 8/20/45	236,817	255,037
(H15T1Y + 0.70%, Cap			Series 2017-130 YJ
15.25%, Floor 0.70%)			2.50% 8/20/47	270,000	294,573
10/20/61 •	6,064,446	6,044,898	Series 2017-163 ZK
Series 2011-H23 FA			3.50% 11/20/47	3,614,643	3,974,300
1.003% (LIBOR01M +			Series 2018-34 TY
0.70%, Cap 11.00%, Floor			3.50% 3/20/48	196,000	214,049
0.70%) 10/20/61 •	4,013,215	4,029,298	Total Agency Collateralized
Series 2012-H08 FB			Mortgage Obligations
0.903% (LIBOR01M +			(cost $76,112,509)		78,257,785
0.60%, Cap 11.00%, Floor
0.60%) 3/20/62 •	688,754	689,679

2 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Commercial Mortgage-Backed Securities - 0.48%			Agency Mortgage-Backed Securities (continued)
Freddie Mac Multifamily			Fannie Mae S.F. 30 yr
Structured Pass Through			3.50% 12/1/47	1,337,338	$1,412,033
Certificates			3.50% 2/1/48	3,704,145	4,023,404
Series X3FX A2FX 3.00%			3.50% 7/1/48	8,503,576	8,958,399
6/25/27 ⯁	1,070,000	$ 1,145,539	3.50% 11/1/48	3,518,697	3,725,412
FREMF Mortgage Trust			3.50% 6/1/49	6,721,671	7,062,784
Series 2011-K10 B 144A			3.50% 11/1/49	9,550,309	10,038,902
4.735% 11/25/49 #•	550,000	552,322	3.50% 1/1/50	6,020,646	6,331,418
Series 2011-K15 B 144A
5.129% 8/25/44 #•	75,000	77,333	3.50% 2/1/50	4,516,501	4,747,732
Series 2012-K18 B 144A			3.50% 3/1/50	2,232,748	2,450,716
4.394% 1/25/45 #•	1,000,000	1,036,433	4.00% 10/1/40	16,224	17,810
Series 2012-K22 B 144A			4.00% 11/1/40	86,639	95,068
3.81% 8/25/45 #•	665,000	681,240	4.00% 3/1/46	96,085	103,848
Series 2013-K24 B 144A			4.00% 4/1/47	1,097,897	1,213,647
3.622% 11/25/45 #•	3,675,000	3,813,936	4.00% 4/1/48	8,080,446	8,600,868
Series 2013-K25 C 144A			4.00% 9/1/48	11,130,894	11,815,334
3.744% 11/25/45 #•	500,000	510,657	4.00% 10/1/48	4,934,597	5,452,023
Series 2014-K716 B 144A			4.00% 1/1/49	207,095	219,317
4.081% 8/25/47 #•	500,000	509,474	4.00% 3/1/49	602,635	638,215
Series 2014-K717 B 144A			4.00% 4/1/49	7,535,746	7,984,327
3.754% 11/25/47 #•	1,225,000	1,250,916	4.50% 5/1/35	53,455	58,312
Series 2014-K717 C 144A			4.50% 8/1/35	94,378	103,037
3.754% 11/25/47 #•	1,290,000	1,298,198	4.50% 9/1/35	98,851	108,415
Series 2015-K721 C 144A			4.50% 5/1/39	353,832	393,045
3.681% 11/25/47 #•	475,000	479,554	4.50% 6/1/40	355,916	395,583
Series 2016-K53 B 144A			4.50% 7/1/40	298,649	330,043
4.158% 3/25/49 #•	280,000	299,188	4.50% 2/1/41	1,174,942	1,307,290
Series 2016-K722 B 144A			4.50% 4/1/41	52,655	57,786
3.975% 7/25/49 #•	425,000	444,839	4.50% 5/1/46	627,060	696,310
Series 2017-K71 B 144A
3.882% 11/25/50 #•	470,000	499,756	4.50% 4/1/48	1,350,728	1,503,522
			4.50% 7/1/48	983,478	1,056,694
Total Agency Commercial			4.50% 8/1/48	411,344	442,929
Mortgage-Backed Securities
(cost $12,257,548)		12,599,385	4.50% 9/1/48	540,322	588,249
			4.50% 12/1/48	1,614,814	1,734,694
Agency Mortgage-Backed Securities - 21.72%			4.50% 1/1/49	7,916,403	8,757,147
			4.50% 11/1/49	3,001,182	3,221,929
Fannie Mae			4.50% 1/1/50	2,227,610	2,421,020
5.50% 3/1/37	6,312	6,959	5.00% 3/1/34	1,563	1,793
5.50% 7/1/37	11,009	11,681	5.00% 4/1/34	6,739	7,671
Fannie Mae S. F. 30 yr			5.00% 8/1/34	14,787	16,964
3.00% 4/1/43	969,593	1,038,785	5.00% 4/1/35	4,655	5,298
3.00% 11/1/46	12,413,197	13,124,567	5.00% 12/1/37	1,533	1,746
3.00% 1/1/47	3,700,000	3,964,134	5.00% 3/1/38	93,669	104,623
3.00% 4/1/48	394,007	415,129	5.00% 6/1/38	3,740	4,109
3.00% 11/1/48	5,366,639	5,661,099	5.00% 2/1/39	3,910	4,267
3.00% 10/1/49	3,493,326	3,680,602	5.00% 5/1/40	90,046	103,482
3.00% 12/1/49	6,615,399	7,027,835	5.00% 6/1/44	680,851	783,145
3.00% 1/1/50	10,870,710	11,453,486	5.50% 10/1/33	299,012	342,903
3.00% 3/1/50	5,901,316	6,276,924	5.50% 12/1/33	11,101	12,316
3.50% 7/1/47	4,149,453	4,490,779

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Agency Mortgage-Backed Securities (continued)			Agency Mortgage-Backed Securities (continued)
Fannie Mae S. F. 30 yr			Freddie Mac S.F. 30 yr
5.50% 2/1/35	228,092	$262,005	6.50% 1/1/35		60,779	$73,725
5.50% 12/1/38	849,525	973,763	7.00% 1/1/38		17,654	20,874
5.50% 5/1/44	9,013,640	10,346,787	GNMA I S.F. 30 yr
6.00% 9/1/36	11,218	12,523	3.00% 3/15/50		1,558,968	1,659,297
6.00% 8/1/38	30,751	34,256	GNMA II S. F. 30 yr
6.00% 12/1/38	5,405	6,308	5.50% 5/20/37		101,280	115,710
6.00% 6/1/41	1,703,948	1,987,581	6.00% 4/20/34		3,485	3,916
6.00% 7/1/41	5,842,622	6,813,657	GNMA II S. F. 30 yr TBA
6.00% 1/1/42	1,477,630	1,723,407	4.00% 7/20/50		6,000,000	6,360,938
6.50% 11/1/33	2,327	2,662	Total Agency Mortgage-Backed
6.50% 2/1/36	30,588	36,251	Securities (cost $554,507,731)			564,705,944
6.50% 3/1/36	53,704	62,292
6.50% 6/1/36	65,029	77,445	Agency Obligation - 0.09%
6.50% 2/1/38	18,340	21,308	Federal Home Loan Mortgage
6.50% 11/1/38	4,535	5,336	2.25% 11/24/20		2,300,000	2,318,595
Fannie Mae S. F. 30 yr TBA			Total Agency Obligation
2.50% 8/1/50	5,800,000	6,032,967	(cost $2,300,000)			2,318,595
2.50% 9/1/50	55,000,000	57,086,826
3.00% 9/1/50	220,800,000	231,743,400	Collateralized Debt Obligations - 2.00%
4.50% 8/1/50	6,100,000	6,556,099	AMMC CLO 21
Freddie Mac ARM			Series 2017-21A A 144A
4.75% (LIBOR12M +			1.806% (LIBOR03M +
1.625%, Cap 10.50%,			1.25%) 11/2/30 #•		2,400,000	2,345,501
Floor 1.625%) 2/1/38 •	14,329	14,461	Apex Credit CLO
5.055% (LIBOR12M +			Series 2017-1A A1 144A
2.18%, Cap 10.583%,			2.49% (LIBOR03M +
Floor 2.18%) 5/1/37 •	124,045	133,089	1.47%, Floor 1.47%)
Freddie Mac S.F. 20 yr			4/24/29 #•		1,265,577	1,245,443
5.50% 10/1/23	10,694	11,759	Series 2018-1A A2 144A
5.50% 8/1/24	4,981	5,478	2.021% (LIBOR03M +
Freddie Mac S.F. 30 yr			1.03%) 4/25/31 #•		2,400,000	2,291,575
3.00% 12/1/48	13,547,194	14,310,214	Arbor Realty CLO
3.00% 11/1/49	5,492,147	5,786,579	Series 2017-FL3 A 144A
3.00% 12/1/49	1,561,642	1,654,355	1.175% (LIBOR01M +
3.00% 1/1/50	1,628,934	1,727,516	0.99%) 12/15/27 #•		250,000	245,547
			Arbour CLO IV
3.50% 8/1/48	92,448	97,330	Series 4A A2R 144A
3.50% 9/1/48	5,270,155	5,589,977	0.87% (EUR003M +
3.50% 11/1/48	9,377,627	10,245,763	0.87%, Floor 0.87%)
3.50% 10/1/49	3,626,792	3,812,118	1/15/30 #•	EUR	2,600,000	2,889,783
4.00% 12/1/45	912,545	1,006,591	Atlas Senior Loan Fund X
4.00% 7/1/47	512,849	546,572	Series 2018-10A A 144A
4.00% 10/1/47	4,656,039	4,952,691	2.309% (LIBOR03M +
4.50% 8/1/48	2,615,118	2,856,106	1.09%) 1/15/31 #•		1,488,930	1,445,359
4.50% 3/1/49	1,834,401	1,988,080	Atrium XII
4.50% 4/1/49	2,178,625	2,384,566	Series 12A AR 144A
4.50% 8/1/49	3,778,744	4,187,992	1.928% (LIBOR03M +
5.50% 6/1/41	1,622,511	1,864,067	0.83%) 4/22/27 #•		2,479,498	2,435,971
5.50% 9/1/41	2,506,017	2,880,636
6.50% 11/1/33	19,842	23,112

4 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Collateralized Debt Obligations (continued)			Collateralized Debt Obligations (continued)
BlueMountain CLO			Monarch Grove CLO
Series 2015-1A A1R 144A			Series 2018-1A A1 144A
2.641% (LIBOR03M +			1.871% (LIBOR03M +
1.33%) 4/13/27 #•	134,525	$133,820	0.88%) 1/25/28 #•	4,564,643	$4,478,663
Catamaran CLO			Mountain View CLO X
Series 2013-1A AR 144A			Series 2015-10A AR 144A
1.841% (LIBOR03M +			2.131% (LIBOR03M +
0.85%) 1/27/28 #•	3,253,165	3,207,634	0.82%, Floor 0.82%)
CFIP CLO			10/13/27 #•	1,825,027	1,792,347
Series 2017-1A A 144A			OCP CLO
2.355% (LIBOR03M +			Series 2015-9A A1R 144A
1.22%) 1/18/30 #•	2,300,000	2,260,925	2.019% (LIBOR03M +
Crown Point CLO 5			0.80%) 7/15/27 #•	1,183,723	1,170,547
Series 2018-5A A 144A			Series 2015-10A A1R
2.075% (LIBOR03M +			144A 1.811% (LIBOR03M
0.94%) 7/17/28 #•	399,700	393,682	+ 0.82%) 10/26/27 #•	2,424,644	2,393,631
Galaxy XXI CLO			Series 2017-13A A1A
Series 2015-21A AR 144A			144A 2.479% (LIBOR03M
2.155% (LIBOR03M +			+ 1.26%) 7/15/30 #•	1,000,000	984,278
1.02%) 4/20/31 #•	1,650,000	1,592,897	Octagon Investment Partners
Jamestown CLO IV			XIX
Series 2014-4A A1CR			Series 2014-1A AR 144A
144A 1.909% (LIBOR03M			2.319% (LIBOR03M +
+ 0.69%) 7/15/26 #•	232,087	230,619	1.10%) 4/15/26 #•	11,038	11,008
Jamestown CLO VII			OFSI Fund VII
Series 2015-7A A1R 144A			Series 2014-7A AR 144A
1.821% (LIBOR03M +			2.035% (LIBOR03M +
0.83%, Floor 0.83%)			0.90%) 10/18/26 #•	204,601	203,677
7/25/27 #•	510,152	503,195	Sounds Point CLO IV-R
Man GLG US CLO			Series 2013-3RA A 144A
Series 2018-1A A1R 144A			2.285% (LIBOR03M +
2.275% (LIBOR03M +			1.15%, Floor 1.15%)
1.14%) 4/22/30 #•	3,000,000	2,887,239	4/18/31 #•	1,000,000	960,003
Marathon CLO V			TICP CLO I
Series 2013-5A A1R 144A			Series 2015-1A AR 144A
1.244% (LIBOR03M +			1.935% (LIBOR03M +
0.87%) 11/21/27 #•	1,004,796	985,500	0.80%) 7/20/27 #•	1,085,811	1,070,479
Mariner CLO 5			Venture 33 CLO
Series 2018-5A A 144A			Series 2018-33A A1L 144A
2.101% (LIBOR03M +			2.359% (LIBOR03M +
1.11%, Floor 1.11%)			1.14%, Floor 1.14%)
4/25/31 #•	1,800,000	1,758,922	7/15/31 #•	1,250,000	1,211,763
Midocean Credit CLO VIII			Venture 34 CLO
Series 2018-8A A1 144A			Series 2018-34A A 144A
1.527% (LIBOR03M +			2.449% (LIBOR03M +
1.15%) 2/20/31 #•	1,750,000	1,714,900	1.23%, Floor 1.23%)
Midocean Credit CLO IX			10/15/31 #•	2,500,000	2,429,155
Series 2018-9A A1 144A			Venture XVI CLO
2.285% (LIBOR03M +			Series 2014-16A ARR
1.15%, Floor 1.15%)			144A 2.069% (LIBOR03M
7/20/31 #•	1,250,000	1,222,753	+ 0.85%, Floor 0.85%)
			1/15/28 #•	1,153,145	1,135,331

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value			Principal	Value
		amount°	(US $)			amount°	(US $)
Collateralized Debt Obligations (continued)				Corporate Bonds (continued)
Venture XVII CLO				Banking (continued)
Series 2014-17A ARR				Bank of America
144A 2.099% (LIBOR03M				1.769% (LIBOR03M +
+ 0.88%) 4/15/27 #•		396,925	$389,953	0.66%) 7/21/21 •		900,000	$900,213
Venture XX CLO				2.496% 2/13/31 µ		4,945,000	5,189,947
Series 2015-20A AR 144A				2.592% 4/29/31 µ		900,000	954,047
2.039% (LIBOR03M +				2.625% 4/19/21		1,000,000	1,017,779
0.82%) 4/15/27 #•		1,363,874	1,345,056	2.676% 6/19/41 µ		1,605,000	1,654,544
Voya CLO
Series 2014-3A A1R 144A				3.458% 3/15/25 µ		6,045,000	6,560,102
1.711% (LIBOR03M +				3.55% 3/5/24 µ		2,100,000	2,244,805
0.72%) 7/25/26 #•		352,774	349,843	3.864% 7/23/24 µ		2,200,000	2,391,431
WhiteHorse IX				3.974% 2/7/30 µ		3,400,000	3,958,858
Series 2014-9A AR 144A				4.083% 3/20/51 µ		1,020,000	1,278,686
2.295% (LIBOR03M +				4.125% 1/22/24		200,000	221,673
1.16%) 7/17/26 #•		92,986	92,392	4.30%µy		900,000	804,645
Z Capital Credit Partners CLO				Bank of China 144A
Series 2015-1A A1R 144A				5.00% 11/13/24 #		710,000	792,330
2.126% (LIBOR03M +				Bank of Georgia 144A
0.95%, Floor 0.95%)				6.00% 7/26/23 #		890,000	886,784
7/16/27 #•		2,133,849	2,100,057	Bank of Montreal
Total Collateralized Debt				1.85% 5/1/25		2,590,000	2,683,281
Obligations				Bank of New York Mellon
(cost $53,016,655)			51,909,448	1.256% (LIBOR03M +
				0.87%) 8/17/20 •		300,000	300,288
Corporate Bonds - 41.66%				4.70%µy		950,000	990,375
Banking - 11.50%				Bank of Nova Scotia
Akbank T.A. S.				1.875% 4/26/21		4,500,000	4,557,404
144A 6.80% 2/6/26 #		610,000	609,939	Barclays
144A 7.20% 3/16/27 #µ		320,000	310,400	1.766% (LIBOR03M +
Banco Bilbao Vizcaya				1.38%) 5/16/24 •		1,800,000	1,784,207
Argentaria				4.61% 2/15/23 µ		1,200,000	1,263,829
5.875%µy	EUR	400,000	438,182	4.972% 5/16/29 µ		3,000,000	3,516,589
8.875%µy	EUR	1,200,000	1,396,987	6.375%µy	GBP	300,000	350,820
Banco de Credito del Peru				7.125%µy	GBP	1,800,000	2,211,422
144A 2.70% 1/11/25 #		735,000	737,620	8.00%µy		600,000	622,065
Banco General 144A				Barclays Bank
4.125% 8/7/27 #		865,000	921,069	1.70% 5/12/22		1,030,000	1,048,414
Banco Mercantil del Norte				7.625% 11/21/22		1,800,000	1,960,734
144A 6.75%#µy		315,000	298,354	BBVA Bancomer
Banco Santander 6.25%µy EUR		1,300,000	1,402,394	144A 5.125% 1/18/33 #µ		617,000	576,182
Banco Santander Mexico				144A 6.75% 9/30/22 #		351,000	374,628
144A 5.375% 4/17/25 #		255,000	279,550	BBVA USA
144A 5.95% 10/1/28 #µ		280,000	287,997	2.875% 6/29/22		1,220,000	1,249,090
Bancolombia				3.875% 4/10/25		1,145,000	1,210,364
3.00% 1/29/25		750,000	735,780	BNP Paribas
4.625% 12/18/29 µ		540,000	510,300	144A 3.052% 1/13/31 #µ		2,600,000	2,738,452
Bangkok Bank 144A				144A 4.705% 1/10/25 #µ		1,600,000	1,772,633
3.733% 9/25/34 #µ		550,000	526,409	144A 7.375%#µy		700,000	767,861
Bank Leumi Le-Israel 144A				7.375%µy		500,000	548,473
3.275% 1/29/31 #µ		1,750,000	1,705,156	CIT Group 4.125% 3/9/21		400,000	401,598

6 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Banking (continued)
Citigroup			Goldman Sachs Group
2.65% 10/26/20	3,200,000	$3,222,434	1.513% (LIBOR03M +
3.20% 10/21/26	1,000,000	1,097,588	1.20%) 9/15/20 •		1,700,000	$1,702,213
4.044% 6/1/24 µ	1,800,000	1,955,182	1.562% (LIBOR03M +
4.05% 7/30/22	150,000	159,504	1.17%) 11/15/21 •		1,700,000	1,705,140
4.075% 4/23/29 µ	3,400,000	3,880,846	2.351% (LIBOR03M +
Citizens Bank			1.36%) 4/23/21 •		1,300,000	1,309,954
2.55% 5/13/21	950,000	965,615	2.60% 2/7/30		955,000	998,217
Citizens Financial Group			3.20% 2/23/23		2,200,000	2,335,974
5.65%µy	1,080,000	1,097,550	3.50% 4/1/25		2,780,000	3,051,595
Cooperatieve Rabobank			4.223% 5/1/29 µ		4,700,000	5,471,372
1.421% (LIBOR03M +			HSBC Bank 144A
0.43%) 4/26/21 •	500,000	501,513	4.125% 8/12/20 #		500,000	502,111
3.75% 7/21/26	1,350,000	1,485,998	HSBC Holdings
4.375% 8/4/25	2,000,000	2,258,097	1.386% (LIBOR03M +
Credit Suisse Group			1.00%) 5/18/24 •		1,000,000	992,553
144A 2.593% 9/11/25 #µ	1,105,000	1,143,448	2.65% 1/5/22		200,000	206,230
144A 3.869% 1/12/29 #µ	1,065,000	1,176,392	4.30% 3/8/26		200,000	225,933
144A 4.194% 4/1/31 #µ	1,545,000	1,766,715	ICICI Bank 144A
144A 4.207% 6/12/24 #µ	410,000	441,062	4.00% 3/18/26 #		535,000	554,407
144A 6.25%#µy	5,705,000	5,967,875	Intesa Sanpaolo
144A 6.375%#µy	1,900,000	1,931,037	144A 4.00% 9/23/29 #		1,300,000	1,375,704
Credit Suisse Group Funding			7.00%µy	EUR	300,000	336,352
Guernsey			7.75%µy	EUR	200,000	246,187
3.125% 12/10/20	250,000	252,891	Itau Unibanco Holding 144A
3.80% 9/15/22	3,350,000	3,560,023	3.25% 1/24/25 #		620,000	610,700
3.80% 6/9/23	2,300,000	2,478,718	JPMorgan Chase & Co.
DBS Group Holdings 144A			1.418% (LIBOR03M +
4.52% 12/11/28 #µ	530,000	573,698	1.10%) 6/7/21 •		2,900,000	2,923,236
Deutsche Bank			1.891% (LIBOR03M +
2.281% (LIBOR03M +			0.90%) 4/25/23 •		1,000,000	1,003,830
0.97%) 7/13/20 •	100,000	100,019	2.522% 4/22/31 µ		1,605,000	1,698,748
2.70% 7/13/20	500,000	500,107	3.109% 4/22/41 µ		670,000	723,941
3.961% 11/26/25 µ	5,700,000	5,985,776	3.109% 4/22/51 µ		1,005,000	1,086,973
4.25% 10/14/21	2,000,000	2,053,188	3.22% 3/1/25 µ		500,000	538,385
5.00% 2/14/22	3,100,000	3,237,490	4.005% 4/23/29 µ		900,000	1,040,991
Development Bank of			4.023% 12/5/24 µ		4,730,000	5,214,480
Mongolia 144A			4.60%µy		1,185,000	1,058,027
7.25% 10/23/23 #	495,000	481,912	5.00%µy		1,650,000	1,588,417
Emirates NBD Bank			Lloyds Banking Group
2.625% 2/18/25	495,000	500,346	2.438% 2/5/26 µ		500,000	516,759
Fifth Third Bancorp			2.858% 3/17/23 µ		2,900,000	2,988,518
2.55% 5/5/27	1,201,000	1,285,935	Mitsubishi UFJ Financial
3.65% 1/25/24	790,000	862,293	Group
3.95% 3/14/28	1,119,000	1,310,448	1.373% (LIBOR03M +
Fifth Third Bank			1.06%) 9/13/21 •		1,354,000	1,365,303
3.85% 3/15/26	835,000	937,261	2.193% 2/25/25		1,700,000	1,757,784
			2.559% 2/25/30		1,800,000	1,880,922
			3.218% 3/7/22		500,000	521,289

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value			Principal	Value
		amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Banking (continued)				Banking (continued)
Mitsubishi UFJ Trust &				Sumitomo Mitsui Financial
Banking 144A				Group
2.65% 10/19/20 #		500,000	$503,389	1.474% 7/8/25		2,600,000	$2,602,650
Mizuho Financial Group				1.993% (LIBOR03M +
1.453% (LIBOR03M +				1.68%) 3/9/21 •		2,300,000	2,323,052
1.14%) 9/13/21 •		1,900,000	1,917,565	Truist Bank
2.226% 5/25/26 µ		1,600,000	1,641,668	2.25% 3/11/30		2,095,000	2,118,495
2.591% 5/25/31 µ		2,000,000	2,068,738	2.636% 9/17/29 µ		5,182,000	5,202,175
Morgan Stanley				Truist Financial 4.95%µy		1,145,000	1,173,625
1.668% (LIBOR03M +				Turkiye Garanti Bankasi
1.22%) 5/8/24 •		2,010,000	2,025,415	144A 5.25% 9/13/22 #		270,000	270,475
2.188% 4/28/26 µ		3,705,000	3,857,653	144A 5.875% 3/16/23 #		270,000	270,880
2.50% 4/21/21		3,500,000	3,558,886	UBS
3.622% 4/1/31 µ		930,000	1,064,393	5.125% 5/15/24		200,000	217,677
3.625% 1/20/27		4,000,000	4,519,393	7.625% 8/17/22		500,000	557,851
5.00% 11/24/25		3,125,000	3,654,418	UBS Group
Nationwide Building Society				144A 3.00% 4/15/21 #		2,400,000	2,447,597
144A 3.766% 3/8/24 #µ		800,000	843,637	144A 3.091% (LIBOR03M
144A 4.302% 3/8/29 #µ		5,200,000	5,901,621	+ 1.78%) 4/14/21 #•		400,000	405,390
NBK Tier 1 Financing 2 144A				144A 3.126% 8/13/30 #µ		2,000,000	2,161,927
4.50%#µy		350,000	333,550	144A 4.125% 9/24/25 #		2,940,000	3,336,322
Northern Trust 1.95% 5/1/30		1,545,000	1,591,629	6.875%µy		2,445,000	2,480,905
PNC Bank				7.125%µy		540,000	551,952
2.70% 11/1/22		250,000	261,661	UniCredit
4.05% 7/26/28		2,400,000	2,814,940	144A 5.211% (LIBOR03M
PNC Financial Services Group				+ 3.90%) 1/14/22 #•		2,200,000	2,222,507
2.60% 7/23/26		2,845,000	3,089,190	7.50%µy	EUR	600,000	707,299
Popular 6.125% 9/14/23		440,000	446,004	144A 7.83% 12/4/23 #		2,900,000	3,357,506
QNB Finance 3.50% 3/28/24		625,000	661,633	9.25%µy	EUR	200,000	239,705
Royal Bank of Canada				US Bancorp
2.30% 3/22/21		2,300,000	2,333,071	1.45% 5/12/25		1,565,000	1,613,116
Royal Bank of Scotland Group				3.00% 7/30/29		1,200,000	1,303,967
1.862% (LIBOR03M +				3.375% 2/5/24		2,915,000	3,188,215
1.47%) 5/15/23 •		1,000,000	1,000,804	3.60% 9/11/24		1,275,000	1,422,941
3.498% 5/15/23 µ		500,000	519,262	3.95% 11/17/25		2,820,000	3,258,701
4.80% 4/5/26		5,000,000	5,793,952	US Bank 3.40% 7/24/23		815,000	881,899
7.50%µy		1,800,000	1,807,200	USB Capital IX 3.50%
8.625%µy		5,900,000	6,147,623	(LIBOR03M + 1.02%)y•		525,000	434,566
Santander UK				Virgin Money UK
3.40% 6/1/21		500,000	513,358	3.375% 4/24/26 µ	GBP	100,000	122,471
3.75% 11/15/21		200,000	208,475	4.00% 9/25/26 µ	GBP	800,000	1,008,882
Santander UK Group Holdings				4.00% 9/3/27 µ	GBP	100,000	125,280
3.823% 11/3/28 µ		3,200,000	3,528,294	Wells Fargo & Co.
7.375%µy	GBP	2,200,000	2,794,511	1.378% (LIBOR03M +
Shinhan Financial Group				0.93%) 2/11/22 •		1,300,000	1,304,061
144A 3.34% 2/5/30 #µ		410,000	428,447	2.55% 12/7/20		2,800,000	2,826,234
Societe Generale 144A				3.068% 4/30/41 µ		795,000	830,309
4.25% 4/14/25 #		3,600,000	3,811,960	3.196% 6/17/27 µ		900,000	976,397
				3.584% 5/22/28 µ		5,300,000	5,885,688

8 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Basic Industry (continued)
Woori Bank 144A			Inversiones 144A
4.75% 4/30/24 #	800,000	$874,865	3.85% 1/13/30 #	480,000	$490,889
		298,995,818	Israel Chemicals
Basic Industry - 2.05%			6.375% 5/31/38	1,400,000	1,674,653
			Joseph T Ryerson & Son 144A
Air Products and Chemicals			11.00% 5/15/22 #	160,000	163,902
1.50% 10/15/25	240,000	248,369	LYB International Finance III
1.85% 5/15/27	2,695,000	2,825,984	2.875% 5/1/25	3,120,000	3,326,226
2.05% 5/15/30	905,000	952,224	MEGlobal Canada 144A
BHP Billiton Finance USA			5.875% 5/18/30 #	340,000	385,448
144A 6.25% 10/19/75 #µ	2,595,000	2,612,374	Methanex 5.25% 12/15/29	2,515,000	2,225,725
Braskem Netherlands Finance			Metinvest
4.50% 1/10/28	800,000	751,608	144A 7.75% 4/23/23 #	200,000	199,100
Chemours 7.00% 5/15/25	1,151,000	1,102,451	144A 8.50% 4/23/26 #	200,000	196,770
CK Hutchison International 17			Minera Mexico 144A
144A 2.875% 4/5/22 #	405,000	415,571	4.50% 1/26/50 #	770,000	768,976
Corp Nacional del Cobre de			Newmont
Chile			2.25% 10/1/30	2,110,000	2,142,635
144A 3.15% 1/14/30 #	246,000	256,405	2.80% 10/1/29	3,850,000	4,067,450
144A 4.25% 7/17/42 #	200,000	220,298	Nexa Resources 144A
CSN Islands XI 144A			6.50% 1/18/28 #	340,000	345,270
6.75% 1/28/28 #	270,000	231,525	Novolipetsk Steel Via Steel
CSN Resources			Funding DAC 144A
144A 7.625% 2/13/23 #	200,000	186,250	4.00% 9/21/24 #	715,000	759,080
144A 7.625% 4/17/26 #	200,000	173,250	Nutrien 2.95% 5/13/30	1,120,000	1,189,304
Equate Petrochemical 144A			OCP
3.00% 3/3/22 #	375,000	379,931	144A 4.50% 10/22/25 #	944,000	986,361
First Quantum Minerals 144A			144A 6.875% 4/25/44 #	210,000	255,865
7.50% 4/1/25 #	310,000	297,326	Olin
Freeport-McMoRan			5.00% 2/1/30	1,840,000	1,632,660
4.125% 3/1/28	1,220,000	1,186,249	5.625% 8/1/29	705,000	649,499
4.25% 3/1/30	1,221,000	1,185,518	PolyOne 144A
5.45% 3/15/43	530,000	521,194	5.75% 5/15/25 #	2,193,000	2,260,161
Georgia-Pacific			Sasol Financing USA
144A 1.75% 9/30/25 #	925,000	954,965	5.875% 3/27/24	2,450,000	2,192,750
144A 2.10% 4/30/27 #	735,000	763,864	6.50% 9/27/28	250,000	222,290
144A 2.30% 4/30/30 #	1,660,000	1,731,601	Sociedad Quimica y Minera de
8.00% 1/15/24	2,242,000	2,804,103	Chile 144A
Gold Fields Orogen Holdings			3.625% 4/3/23 #	495,000	512,397
BVI 144A			Steel Dynamics
6.125% 5/15/29 #	715,000	819,605	5.50% 10/1/24	510,000	524,344
GUSAP III 144A			Syngenta Finance
4.25% 1/21/30 #	2,120,000	2,082,264	144A 3.933% 4/23/21 #	825,000	833,163
Hudbay Minerals 144A			144A 4.441% 4/24/23 #	470,000	493,670
7.625% 1/15/25 #	170,000	163,218	Vedanta Resources Finance II
Huntsman International			144A 9.25% 4/23/26 #	510,000	363,630
5.125% 11/15/22	1,000,000	1,059,770
INEOS Styrolution Group					53,306,129
144A 2.25% 1/16/27 # EUR	500,000	517,994

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Brokerage - 0.19%			Capital Goods (continued)
Charles Schwab 5.375%µy	2,495,000	$2,671,696	Klabin Austria 144A
Jefferies Group			7.00% 4/3/49 #		460,000	$480,125
4.15% 1/23/30	780,000	847,491	L3Harris Technologies
6.45% 6/8/27	331,000	388,577	2.90% 12/15/29		2,310,000	2,492,031
6.50% 1/20/43	880,000	1,024,937	3.85% 6/15/23		725,000	788,796
		4,932,701	Masco 5.95% 3/15/22		304,000	328,129
			Mauser Packaging Solutions
Capital Goods - 1.98%			Holding 144A
Aeropuertos Argentina 2000			5.50% 4/15/24 #		1,820,000	1,791,540
144A PIK 9.375%			Otis Worldwide
2/1/27 # ✤	680,780	536,114	144A 2.056% 4/5/25 #		835,000	876,040
Amphenol 2.05% 3/1/25	605,000	632,163	144A 2.565% 2/15/30 #		5,970,000	6,273,453
Bioceanico Sovereign
Certificate 144A			144A 3.112% 2/15/40 #		860,000	884,942
2.884% 6/5/34 #^	586,252	414,773	144A 3.362% 2/15/50 #		515,000	547,695
BMC East 144A			Roper Technologies
5.50% 10/1/24 #	250,000	252,786	2.35% 9/15/24		715,000	754,024
Boise Cascade 144A			2.95% 9/15/29		2,650,000	2,899,729
5.625% 9/1/24 #	137,000	138,527	Rutas 2 and 7 Finance 144A
Bombardier 144A			3.241% 9/30/36 #^		610,000	399,550
6.00% 10/15/22 #	310,000	217,759	Standard Industries
Caterpillar			144A 5.00% 2/15/27 #		1,067,000	1,083,437
2.60% 4/9/30	2,470,000	2,689,246	144A 6.00% 10/15/25 #		145,000	149,696
3.25% 4/9/50	1,200,000	1,346,723	Textron 0.998% (LIBOR03M
Cemex 144A			+ 0.55%) 11/10/20 •		2,900,000	2,891,392
7.375% 6/5/27 #	905,000	921,743	TransDigm 144A
Covanta Holding			6.25% 3/15/26 #		1,883,000	1,885,071
5.875% 7/1/25	230,000	233,713	Waste Management
EnPro Industries			2.95% 6/15/24		415,000	425,082
5.75% 10/15/26	105,000	105,374	3.45% 6/15/29		741,000	767,322
General Dynamics			4.15% 7/15/49		224,000	281,256
3.25% 4/1/25	1,475,000	1,636,880	WESCO Distribution
4.25% 4/1/40	1,530,000	1,909,554	144A 7.125% 6/15/25 #		220,000	232,584
4.25% 4/1/50	885,000	1,154,844	144A 7.25% 6/15/28 #		3,410,000	3,604,609
General Electric						51,541,882
3.45% 5/1/27	770,000	790,545	Communications - 5.48%
3.625% 5/1/30	1,310,000	1,313,867	Altice Financing 144A
4.35% 5/1/50	2,360,000	2,342,738	5.00% 1/15/28 #		2,040,000	2,029,708
Grupo Cementos de			Altice France 144A
Chihuahua 144A			2.125% 2/15/25 #	EUR	1,900,000	2,002,014
5.25% 6/23/24 #	530,000	535,907	Altice France Holding
Heathrow Funding 144A			144A 6.00% 2/15/28 #		1,550,000	1,474,445
4.875% 7/15/21 #	200,000	205,516	144A 10.50% 5/15/27 #		1,980,000	2,189,731
HTA Group 144A			Amazon. com
7.00% 12/18/25 #	755,000	766,291
Hutama Karya Persero 144A			1.20% 6/3/27		620,000	624,953
3.75% 5/11/30 #	2,835,000	2,984,016	1.50% 6/3/30		1,000,000	1,016,417
IHS Netherlands Holdco 144A			2.50% 6/3/50		1,450,000	1,474,146
7.125% 3/18/25 #	565,000	576,300	3.15% 8/22/27		1,700,000	1,946,489
			AMC Networks
			4.75% 8/1/25		382,000	375,928

10 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Communications (continued)
America Movil			Discovery Communications
2.875% 5/7/30	445,000	$470,554	4.125% 5/15/29	5,735,000	$6,551,546
AT&T			5.20% 9/20/47	4,180,000	4,868,765
1.10% (LIBOR03M +			Fox 3.666% 1/25/22	900,000	942,508
0.75%) 6/1/21 •	2,200,000	2,211,345	Frontier Communications
1.498% (LIBOR03M +			144A 8.00% 4/1/27 #‡	3,613,000	3,673,265
1.18%) 6/12/24 •	6,100,000	6,114,417	Gray Television 144A
2.169% (LIBOR03M +			5.875% 7/15/26 #	380,000	379,455
0.95%) 7/15/21 •	500,000	504,153	Millicom International Cellular
2.30% 6/1/27	840,000	868,615	144A 6.25% 3/25/29 #	745,000	795,150
3.20% 3/1/22	100,000	104,374	Netflix 144A
3.50% 6/1/41	670,000	706,210	3.625% 6/15/25 #	1,795,000	1,816,316
3.65% 6/1/51	455,000	476,860	Ooredoo International
3.80% 3/1/24	100,000	109,962	Finance 144A
4.10% 2/15/28	2,276,000	2,610,178	5.00% 10/19/25 #	270,000	309,425
4.35% 3/1/29	835,000	974,072	Sable International Finance
4.50% 3/9/48	625,000	734,622	144A 5.75% 9/7/27 #	245,000	250,253
4.90% 8/15/37	1,825,000	2,191,266	Sirius XM Radio 144A
Baidu 3.875% 9/29/23	565,000	602,627	4.625% 7/15/24 #	1,591,000	1,636,248
British Telecommunications			Sprint
144A 3.25% 11/8/29 #	1,700,000	1,856,861	7.25% 9/15/21	300,000	314,852
C&W Senior Financing 144A			7.625% 3/1/26	200,000	236,537
7.50% 10/15/26 #	260,000	266,605	Sprint Communications
CCO Holdings			7.00% 8/15/20	200,000	201,146
144A 4.50% 8/15/30 #	500,000	512,077	Sprint Spectrum 144A
144A 5.00% 2/1/28 #	900,000	930,150	4.738% 3/20/25 #	1,465,000	1,591,202
Charter Communications			Telefonica Celular del
Operating			Paraguay 144A
2.80% 4/1/31	585,000	594,353	5.875% 4/15/27 #	395,000	412,775
3.70% 4/1/51	1,045,000	1,022,068	Tencent Holdings
			144A 2.221% (LIBOR03M
4.464% 7/23/22	4,330,000	4,618,240	+ 0.91%) 4/11/24 #•	200,000	197,079
4.80% 3/1/50	835,000	950,301	144A 3.28% 4/11/24 #	645,000	685,965
4.908% 7/23/25	430,000	493,416	Terrier Media Buyer 144A
5.05% 3/30/29	7,005,000	8,268,864	8.875% 12/15/27 #	1,100,000	1,057,375
Clear Channel Worldwide			Time Warner Cable
Holdings 9.25% 2/15/24	945,000	879,072	7.30% 7/1/38	2,120,000	2,942,015
Comcast			Time Warner Entertainment
3.20% 7/15/36	1,730,000	1,927,767	8.375% 3/15/23	1,415,000	1,659,343
3.70% 4/15/24	2,970,000	3,297,614	T-Mobile USA
3.75% 4/1/40	445,000	525,295	144A 1.50% 2/15/26 #	2,915,000	2,922,083
Connect Finco 144A			144A 3.50% 4/15/25 #	895,000	977,246
6.75% 10/1/26 #	1,740,000	1,647,606	144A 3.75% 4/15/27 #	1,255,000	1,393,991
CSC Holdings			144A 3.875% 4/15/30 #	4,540,000	5,068,660
5.875% 9/15/22	564,000	590,635	144A 4.375% 4/15/40 #	670,000	777,934
6.75% 11/15/21	400,000	421,010	6.50% 1/15/26	540,000	564,940
144A 7.75% 7/15/25 #	420,000	438,064	Turk Telekomunikasyon 144A
Digicel Group 0.5 PIK			6.875% 2/28/25 #	700,000	739,726
10.00% 4/1/24 ❆	323,704	224,958	Turkcell Iletisim Hizmetleri
			144A 5.80% 4/11/28 #	585,000	581,952

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Consumer Cyclical (continued)
VEON Holdings 144A			Daimler Finance North
4.00% 4/9/25 #	803,000	$831,583	America
Verizon Communications			144A 1.292% (LIBOR03M
1.492% (LIBOR03M +			+ 0.90%) 2/15/22 #•	1,100,000	$1,087,200
1.10%) 5/15/25 •	3,200,000	3,241,185	144A 2.00% 7/6/21 #	400,000	403,223
3.15% 3/22/30	480,000	543,682	144A 2.20% 10/30/21 #	200,000	202,758
4.00% 3/22/50	330,000	417,374	144A 2.875% 3/10/21 #	150,000	151,603
4.016% 12/3/29	1,600,000	1,916,281	144A 3.40% 2/22/22 #	500,000	516,799
4.125% 3/16/27	1,500,000	1,769,252	144A 3.75% 11/5/21 #	300,000	310,286
4.329% 9/21/28	3,427,000	4,128,429	El Puerto de Liverpool 144A
4.50% 8/10/33	6,325,000	7,884,527	3.95% 10/2/24 #	615,000	629,609
ViacomCBS			Ford Motor Credit
4.375% 3/15/43	2,945,000	3,083,006	1.227% (LIBOR03M +
4.95% 1/15/31	2,415,000	2,829,953	0.93%) 9/24/20 •	1,900,000	1,884,845
Vodafone Group			1.576% (LIBOR03M +
4.25% 9/17/50	1,070,000	1,259,262	1.27%) 3/28/22 •	400,000	374,085
4.875% 6/19/49	4,385,000	5,517,663	2.826% (LIBOR03M +
VTR Comunicaciones 144A			2.55%) 1/7/21 •	1,900,000	1,871,788
5.125% 1/15/28 #	330,000	338,415	3.20% 1/15/21	4,200,000	4,147,500
VTR Finance 144A			3.55% 10/7/22	1,500,000	1,461,863
6.375% 7/15/28 #	235,000	242,348	4.542% 8/1/26	3,040,000	2,914,600
Weibo 3.375% 7/8/30	2,145,000	2,130,779	5.75% 2/1/21	700,000	705,901
Zayo Group Holdings 144A			Future Retail 144A
6.125% 3/1/28 #	725,000	706,310	5.60% 1/22/25 #	565,000	374,109
Ziggo Bond			General Motors
144A 3.375% 2/28/30 # EUR	500,000	530,854	5.00% 10/1/28	939,000	997,844
144A 5.125% 2/28/30 #	300,000	298,176	5.40% 10/2/23	685,000	742,600
		142,494,873	6.125% 10/1/25	685,000	770,667
			General Motors Financial
Consumer Cyclical - 2.52%			2.17% (LIBOR03M +
Allison Transmission 144A			0.85%) 4/9/21 •	500,000	497,059
5.875% 6/1/29 #	175,000	182,508	5.20% 3/20/23	1,295,000	1,386,465
Aramark Services 144A			5.25% 3/1/26	1,276,000	1,391,617
5.00% 2/1/28 #	1,200,000	1,142,754	Harley-Davidson Financial
BMW US Capital 144A			Services 144A
3.40% 8/13/21 #	300,000	308,084	2.85% 1/15/21 #	1,300,000	1,307,054
Boyd Gaming 144A			Hilton Domestic Operating
4.75% 12/1/27 #	880,000	757,099	5.125% 5/1/26	1,000,000	999,190
CK Hutchison International 20			Home Depot
144A 2.50% 5/8/30 #	345,000	354,151	2.70% 4/15/30	780,000	858,121
Colt Merger Sub 144A
6.25% 7/1/25 #	1,420,000	1,412,474	3.35% 4/15/50	680,000	779,248
Costco Wholesale			Kia Motors 144A
			3.00% 4/25/23 #	235,000	242,483
1.60% 4/20/30	1,320,000	1,336,546	Lowe’s
1.75% 4/20/32	545,000	555,297	4.05% 5/3/47	470,000	551,772
Daimler Finance North
America			4.55% 4/5/49	4,310,000	5,466,575
144A 0.865% (LIBOR03M			5.125% 4/15/50	1,840,000	2,550,886
+ 0.43%) 2/12/21 #•	1,400,000	1,394,405	McDonald’s 1.317%
			(LIBOR03M + 0.43%)
			10/28/21•	2,300,000	2,305,653

12 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Consumer Cyclical (continued)				Consumer Non-Cyclical (continued)
MGM China Holdings 144A				Anheuser-Busch InBev
5.25% 6/18/25 #		570,000	$584,250	Worldwide
MGM Resorts International				3.65% 2/1/26	2,675,000	$3,005,830
5.75% 6/15/25		1,184,000	1,174,392	4.15% 1/23/25	2,940,000	3,338,139
Murphy Oil USA				Bacardi 144A
5.625% 5/1/27		190,000	196,851	4.45% 5/15/25 #	500,000	547,395
Nissan Motor Acceptance				Bausch Health
144A 2.15% 9/28/20 #		500,000	498,568	144A 5.50% 11/1/25 #	1,342,000	1,372,947
144A 2.80% 1/13/22 #		200,000	198,184	144A 6.25% 2/15/29 #	1,754,000	1,766,059
144A 3.65% 9/21/21 #		300,000	300,852	Biogen
144A 3.875% 9/21/23 #		3,000,000	3,007,245	2.25% 5/1/30	1,620,000	1,638,332
Resorts World Las Vegas				3.15% 5/1/50	3,985,000	3,854,964
144A 4.625% 4/16/29 #		600,000	588,746	Boston Scientific
Sands China				3.375% 5/15/22	800,000	836,804
144A 3.80% 1/8/26 #		400,000	413,004	4.00% 3/1/29	3,300,000	3,777,908
144A 4.375% 6/18/30 #		490,000	512,207	BRF 144A 4.875% 1/24/30 #	475,000	448,281
5.40% 8/8/28		1,800,000	1,993,212	Bristol-Myers Squibb 144A
Schaeffler Finance				2.90% 7/26/24 #	4,010,000	4,342,895
3.25% 5/15/25	EUR	2,600,000	2,906,109	Centene
Scientific Games International				3.375% 2/15/30	1,000,000	1,011,275
144A 8.25% 3/15/26 #		235,000	208,963	144A 5.375% 8/15/26 #	745,000	777,985
TJX				Charles River Laboratories
3.875% 4/15/30		950,000	1,118,436	International 144A
4.50% 4/15/50		510,000	655,007	5.50% 4/1/26 #	360,000	375,446
Toyota Industries 144A				Cigna
3.11% 3/12/22 #		1,600,000	1,648,677	2.109% (LIBOR03M +
VF 2.40% 4/23/25		1,045,000	1,101,335	0.89%) 7/15/23 •	830,000	834,564
Volkswagen Group of America				2.40% 3/15/30	675,000	701,194
Finance				3.20% 3/15/40	645,000	685,499
144A 1.157% (LIBOR03M				4.125% 11/15/25	3,325,000	3,823,991
+ 0.86%) 9/24/21 #•		1,500,000	1,495,011	Coca-Cola
144A 3.875% 11/13/20 #		800,000	807,633	1.45% 6/1/27	430,000	442,045
144A 4.00% 11/12/21 #		500,000	520,758	2.50% 6/1/40	490,000	508,229
Wolverine World Wide 144A				Cott Holdings 144A
5.00% 9/1/26 #		400,000	386,250	5.50% 4/1/25 #	260,000	262,001
			65,642,411	CVS Health
Consumer Non-Cyclical - 4.74%				3.35% 3/9/21	266,000	271,296
Abbott Laboratories				3.75% 4/1/30	780,000	898,736
3.75% 11/30/26		2,400,000	2,794,677	4.30% 3/25/28	11,690,000	13,675,580
AbbVie				4.78% 3/25/38	1,030,000	1,281,085
2.85% 5/14/23		900,000	949,608	5.05% 3/25/48	5,000	6,514
144A 2.95% 11/21/26 #		2,650,000	2,902,159	CVS Pass Through Trust 144A
3.20% 5/14/26		500,000	556,647	5.773% 1/10/33 # ⯁	71,656	80,675
144A 3.25% 10/1/22 #		300,000	313,998	Danone 144A
144A 3.45% 3/15/22 #		1,000,000	1,039,303	2.589% 11/2/23 #	1,500,000	1,580,003
3.75% 11/14/23		1,200,000	1,305,120	DP World Crescent 144A
144A 4.05% 11/21/39 #		3,193,000	3,708,314	3.908% 5/31/23 #	400,000	416,560
Amgen 2.20% 2/21/27		3,835,000	4,050,000	Encompass Health
				4.50% 2/1/28	1,235,000	1,186,600

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Consumer Non-Cyclical (continued)
Encompass Health			Reynolds American
4.75% 2/1/30	290,000	$277,440	4.00% 6/12/22		900,000	$951,323
5.75% 9/15/25	370,000	381,612	Stryker 1.95% 6/15/30		2,176,000	2,188,055
Equifax 1.262% (LIBOR03M			Takeda Pharmaceutical
+ 0.87%) 8/15/21 •	700,000	699,134	2.05% 3/31/30		595,000	590,218
Gilead Sciences			3.025% 7/9/40		985,000	996,160
4.15% 3/1/47	4,195,000	5,350,393	3.175% 7/9/50		985,000	993,561
Global Payments			Tenet Healthcare
2.65% 2/15/25	2,525,000	2,683,317	5.125% 5/1/25		2,395,000	2,314,073
2.90% 5/15/30	1,415,000	1,481,760	Teva Pharmaceutical Finance
3.20% 8/15/29	4,025,000	4,319,132	Netherlands II
HCA			1.125% 10/15/24	EUR	300,000	296,300
4.125% 6/15/29	3,400,000	3,753,853	Teva Pharmaceutical Finance
5.875% 2/15/26	595,000	653,884	Netherlands III
7.58% 9/15/25	30,000	34,650	6.75% 3/1/28		1,066,000	1,128,580
IHS Markit 3.625% 5/1/24	600,000	644,319	Universal Health Services
Imperial Brands Finance			144A 5.00% 6/1/26 #		210,000	215,935
144A 2.95% 7/21/20 #	700,000	700,687	Upjohn
144A 3.75% 7/21/22 #	470,000	490,901	144A 1.65% 6/22/25 #		320,000	326,608
JBS Investments II			144A 2.30% 6/22/27 #		265,000	274,009
144A 5.75% 1/15/28 #	385,000	381,246	144A 2.70% 6/22/30 #		1,940,000	1,997,436
144A 7.00% 1/15/26 #	370,000	389,157	144A 4.00% 6/22/50 #		450,000	483,783
JBS USA LUX			US Foods 144A
			6.25% 4/15/25 #		2,551,000	2,606,803
144A 5.75% 6/15/25 #	150,000	152,250	Zimmer Biomet Holdings
144A 5.875% 7/15/24 #	320,000	324,901	3.15% 4/1/22		300,000	311,551
Kernel Holding
144A 6.50% 10/17/24 #	375,000	373,594				123,157,172
144A 8.75% 1/31/22 #	350,000	362,779	Energy - 3.64%
Kroger 2.20% 5/1/30	705,000	734,656	Abu Dhabi Crude Oil Pipeline
MHP 144A 7.75% 5/10/24 #	520,000	546,000	144A 4.60% 11/2/47 #		330,000	391,504
New York and Presbyterian			Bayan Resources 144A
Hospital 4.063% 8/1/56	690,000	861,701	6.125% 1/24/23 #		455,000	428,589
PayPal Holdings			BP Capital Markets
1.65% 6/1/25	1,235,000	1,279,827	4.875%µy		2,465,000	2,551,275
2.30% 6/1/30	1,190,000	1,239,325	Chevron 2.236% 5/11/30		930,000	974,773
Pernod Ricard			Crestwood Midstream
144A 4.25% 7/15/22 #	150,000	160,154	Partners 6.25% 4/1/23		410,000	365,968
144A 4.45% 1/15/22 #	1,800,000	1,901,147	Ecopetrol
144A 5.75% 4/7/21 #	1,093,000	1,135,449	5.375% 6/26/26		230,000	241,716
Pfizer 2.55% 5/28/40	855,000	889,412	6.875% 4/29/30		740,000	853,590
			Enable Midstream Partners
Post Holdings 144A			4.95% 5/15/28		700,000	650,564
5.75% 3/1/27 #	325,000	337,319
Prime Security Services			Energy Transfer Operating
Borrower			5.25% 4/15/29		2,105,000	2,298,723
144A 5.75% 4/15/26 #	90,000	93,473	5.50% 6/1/27		3,200,000	3,573,923
144A 6.25% 1/15/28 #	3,020,000	2,852,964	6.25% 4/15/49		3,595,000	3,815,056
Rede D’or Finance 144A			Energy Transfer Partners
4.50% 1/22/30 #	710,000	627,683	5.00% 10/1/22		1,500,000	1,597,943
			EQT 6.125% 2/1/25		1,100,000	1,098,086

14 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Energy (continued)
Equinor 1.75% 1/22/26	655,000	$671,438	Petroleos Mexicanos
Gazprom via Gaz Finance			144A 6.49% 1/23/27 #	1,213,000	$1,108,549
144A 3.25% 2/25/30 #	735,000	733,163	6.50% 1/23/29	934,000	815,793
Geopark			6.75% 9/21/47	689,000	530,964
144A 5.50% 1/17/27 #	645,000	556,319	Petronas Capital
144A 6.50% 9/21/24 #	200,000	184,609	144A 3.50% 4/21/30 #	440,000	489,918
Gran Tierra Energy 144A			144A 4.55% 4/21/50 #	700,000	891,120
7.75% 5/23/27 #	580,000	263,537	144A 4.80% 4/21/60 #	1,100,000	1,516,459
Greenko Solar Mauritius			Precision Drilling 144A
144A 5.95% 7/29/26 #	540,000	534,476	7.125% 1/15/26 #	165,000	101,237
KazMunayGas National JSC			PTTEP Treasury Center 144A
144A 6.375% 10/24/48 #	121,000	153,003	2.587% 6/10/27 #	2,466,000	2,527,347
KazTransGas JSC 144A			ReNew Power 144A
4.375% 9/26/27 #	1,525,000	1,647,457	5.875% 3/5/27 #	620,000	602,013
Kinder Morgan Energy			Rio Oil Finance Trust
Partners 5.00% 10/1/21	620,000	644,652	9.25% 7/6/24	133,553	136,892
Lukoil Securities 144A			Sabine Pass Liquefaction
3.875% 5/6/30 #	1,650,000	1,722,187	5.625% 3/1/25	1,455,000	1,663,950
Marathon Oil 4.40% 7/15/27	4,770,000	4,684,036	5.75% 5/15/24	8,496,000	9,572,512
MPLX			6.25% 3/15/22	400,000	426,459
4.00% 3/15/28	320,000	337,368	Saudi Arabian Oil
4.125% 3/1/27	2,000,000	2,135,455	144A 2.875% 4/16/24 #	395,000	411,056
5.50% 2/15/49	3,200,000	3,636,312	144A 4.25% 4/16/39 #	530,000	591,361
Murphy Oil 5.875% 12/1/27	1,670,000	1,471,170	Schlumberger Holdings 144A
Noble Energy			4.30% 5/1/29 #	2,125,000	2,350,031
3.25% 10/15/29	1,930,000	1,746,234	Sinopec Group Overseas
3.90% 11/15/24	565,000	569,821	Development 2018 144A
4.20% 10/15/49	2,255,000	1,873,982	2.50% 8/8/24 #	450,000	467,398
4.95% 8/15/47	1,405,000	1,254,126	Southwestern Energy
5.05% 11/15/44	2,085,000	1,897,178	7.75% 10/1/27	1,405,000	1,226,783
NuStar Logistics			Targa Resources Partners
5.625% 4/28/27	205,000	198,617	5.375% 2/1/27	340,000	328,887
Oil and Gas Holding 144A			Tecpetrol 144A
7.625% 11/7/24 #	200,000	217,229	4.875% 12/12/22 #	685,000	646,698
ONEOK			Tennessee Gas Pipeline 144A
4.35% 3/15/29	1,500,000	1,578,819	2.90% 3/1/30 #	5,255,000	5,395,355
7.50% 9/1/23	2,840,000	3,252,148	Transocean Proteus 144A
Pertamina Persero 144A			6.25% 12/1/24 #	211,250	195,406
3.65% 7/30/29 #	197,000	206,841	Transportadora de Gas del Sur
Petrobras Global Finance			144A 6.75% 5/2/25 #	370,000	316,770
144A 5.093% 1/15/30 #	2,048,000	2,043,904	Tullow Oil 144A
5.999% 1/27/28	3,500,000	3,673,600	7.00% 3/1/25 #	365,000	230,174
6.125% 1/17/22	170,000	178,673	Woodside Finance
6.75% 6/3/50	470,000	484,570	144A 3.70% 9/15/26 #	400,000	423,479
6.85% 6/5/15	1,700,000	1,690,990	144A 4.60% 5/10/21 #	600,000	610,908
6.90% 3/19/49	89,000	93,939	YPF 144A 8.50% 6/27/29 #	560,000	415,276
7.25% 3/17/44	900,000	981,675			94,647,906
Petroleos Mexicanos
144A 5.95% 1/28/31 #	600,000	495,873

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value			Principal	Value
		amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Finance Companies - 1.50%				Finance Companies (continued)
AerCap Ireland Capital				Shimao Group Holdings
3.50% 1/15/25		300,000	$281,750	5.60% 7/15/26		790,000	$832,956
4.45% 10/1/25		1,200,000	1,152,702	SMBC Aviation Capital
4.45% 4/3/26		150,000	142,269	Finance 144A
4.625% 10/30/20		1,000,000	1,004,381	3.00% 7/15/22 #		400,000	402,202
4.625% 7/1/22		1,100,000	1,111,455	Springleaf Finance
AerCap Ireland Capital DAC				6.125% 3/15/24		1,500,000	1,527,458
3.65% 7/21/27		2,700,000	2,390,142	8.25% 12/15/20		2,600,000	2,687,425
6.50% 7/15/25		605,000	634,486	Waha Aerospace
Air Lease				3.925% 7/28/20		105,000	105,010
3.00% 2/1/30		1,740,000	1,615,721				38,920,888
3.375% 7/1/25		670,000	670,592	Insurance - 0.65%
4.25% 2/1/24		900,000	922,229	AIA Group
Ally Financial				3.125% 3/13/23		620,000	645,913
5.75% 11/20/25		1,635,000	1,748,695	144A 3.375% 4/7/30 #		375,000	410,152
Arabian Centres Sukuk 144A				144A 3.90% 4/6/28 #		1,000,000	1,125,620
5.375% 11/26/24 #		560,000	495,880	Ambac LSNI 144A 6.00%
ASG Finance Designated				(LIBOR03M + 5.00%)
Activity 144A				2/12/23 #•		111,847	110,797
7.875% 12/3/24 #		545,000	386,950	American International Group
Aviation Capital Group				3.40% 6/30/30		1,455,000	1,579,391
144A 3.875% 5/1/23 #		1,000,000	952,141	Aon 2.80% 5/15/30		150,000	160,681
144A 6.75% 4/6/21 #		500,000	502,554	AssuredPartners 144A
BOC Aviation				7.00% 8/15/25 #		298,000	298,928
2.375% 9/15/21		600,000	600,732	Athene Global Funding 144A
3.00% 5/23/22		300,000	305,138	1.534% (LIBOR03M +
China Overseas Finance				1.23%) 7/1/22 #•		700,000	693,826
Cayman V				Brighthouse Financial
3.95% 11/15/22		480,000	504,542	5.625% 5/15/30		850,000	943,585
GATX 1.261% (LIBOR03M +				Fairfax Financial Holdings
0.72%) 11/5/21 •		2,100,000	2,071,868	144A 4.625% 4/29/30 #		1,000,000	1,079,462
GE Capital Funding 144A				HUB International 144A
3.45% 5/15/25 #		1,565,000	1,640,726	7.00% 5/1/26 #		1,300,000	1,301,307
Goodman HK Finance				MetLife 144A
4.375% 6/19/24		550,000	589,172	9.25% 4/8/38 #		1,100,000	1,527,421
International Lease Finance				Prudential Financial
8.625% 1/15/22		2,865,000	3,079,264	3.70% 3/13/51		1,660,000	1,835,021
Kaisa Group Holdings				5.375% 5/15/45 µ		1,405,000	1,487,568
9.375% 6/30/24		630,000	578,744	USI 144A 6.875% 5/1/25 #		1,163,000	1,176,799
Logicor Financing				VIVAT 2.375% 5/17/24	EUR	2,100,000	2,460,318
3.25% 11/13/28	EUR	3,400,000	4,179,257				16,836,789
Nationstar Mortgage Holdings
144A 8.125% 7/15/23 #		2,000,000	2,057,610	Real Estate Investment Trusts - 1.00%
ORIX 3.20% 1/19/22		500,000	515,190	American Tower
Park Aerospace Holdings Ltd				3.00% 6/15/23		600,000	640,143
144A 3.625% 3/15/21 #		400,000	394,858	3.375% 5/15/24		500,000	543,215
144A 5.25% 8/15/22 #		2,000,000	1,878,333	American Tower Trust #1
Samhallsbyggnadsbolaget i				144A 3.07% 3/15/23 #		1,285,000	1,317,458
Norden 1.125% 9/4/26 EUR		900,000	958,456	Corporate Office Properties
				3.60% 5/15/23		690,000	702,647

16 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Real Estate Investment Trusts (continued)				Technology (continued)
Corporate Office Properties				International Business
5.25% 2/15/24		670,000	$718,309	Machines
Crown Castle International				3.00% 5/15/24	4,805,000	$5,206,215
3.80% 2/15/28		2,115,000	2,379,898	Microchip Technology 144A
4.30% 2/15/29		2,745,000	3,187,114	4.25% 9/1/25 #	850,000	857,815
5.25% 1/15/23		1,505,000	1,675,307	NortonLifeLock
CubeSmart 3.00% 2/15/30		1,735,000	1,843,813	4.20% 9/15/20	2,000,000	2,005,000
CyrusOne 1.45% 1/22/27 EUR		1,400,000	1,516,519	NXP
EPR Properties 4.50% 6/1/27		2,900,000	2,691,313	144A 2.70% 5/1/25 #	180,000	189,376
Equinix 5.375% 5/15/27		350,000	382,660	144A 3.40% 5/1/30 #	350,000	377,392
GLP Capital 4.00% 1/15/30		2,600,000	2,591,238	144A 3.875% 6/18/26 #	3,250,000	3,642,214
Iron Mountain US Holdings				144A 4.125% 6/1/21 #	5,365,000	5,526,305
144A 5.375% 6/1/26 #		262,000	264,243	144A 4.30% 6/18/29 #	142,000	161,383
MGM Growth Properties				144A 4.625% 6/15/22 #	300,000	319,691
Operating Partnership				144A 4.625% 6/1/23 #	1,000,000	1,097,729
5.75% 2/1/27		145,000	148,852	144A 4.875% 3/1/24 #	3,280,000	3,665,043
MPT Operating Partnership				Oracle 2.95% 4/1/30	1,355,000	1,512,686
3.692% 6/5/28	GBP	1,600,000	1,995,231	Xilinx 2.375% 6/1/30	825,000	851,661
Regency Centers						47,821,138
3.70% 6/15/30		1,435,000	1,545,698
WEA Finance 144A				Transportation - 1.03%
3.25% 10/5/20 #		1,800,000	1,802,355	Aerovias de Mexico 144A
				7.00% 2/5/25 #‡	855,000	203,063
			25,946,013	American Airlines 2011-1
Technology - 1.84%				Class A Pass Through Trust
Apple 1.65% 5/11/30		975,000	1,008,938	5.25% 1/31/21 ⯁	195,275	172,094
Broadcom				American Airlines 2015-1
2.65% 1/15/23		1,300,000	1,349,501	Class A Pass Through Trust
144A 3.15% 11/15/25 #		845,000	898,236	3.375% 5/1/27 ⯁	902,854	757,849
144A 3.459% 9/15/26 #		2,354,000	2,530,192	American Airlines 2016-3
144A 4.11% 9/15/28 #		1,052,000	1,152,596	Class AA Pass Through
144A 4.15% 11/15/30 #		1,077,000	1,174,265	Trust 3.00% 10/15/28	1,100,866	1,013,014
144A 4.70% 4/15/25 #		801,000	902,791	Ashtead Capital 144A
144A 5.00% 4/15/30 #		1,685,000	1,940,007	5.25% 8/1/26 #	400,000	421,500
CDK Global				Autoridad del Canal de
				Panama 144A
5.00% 10/15/24		840,000	893,012	4.95% 7/29/35 #	595,000	680,862
5.875% 6/15/26		1,003,000	1,044,058	Azul Investments 144A
CommScope Technologies				5.875% 10/26/24 #	830,000	390,220
144A 5.00% 3/15/27 #		183,000	165,379	Delta Air Lines
Dell International				3.625% 3/15/22	500,000	473,791
4.42% 6/15/21		1,600,000	1,644,860	144A 7.00% 5/1/25 #	5,800,000	5,993,250
144A 4.42% 6/15/21 #		300,000	308,385	Delta Air Lines 2007-1 Class
144A 5.45% 6/15/23 #		600,000	656,544	A Pass Through Trust
144A 6.02% 6/15/26 #		400,000	458,927	6.821% 8/10/22 ⯁	198,228	194,718
Fiserv				Doric Nimrod Air Finance
2.65% 6/1/30		1,155,000	1,221,076	Alpha 2012-1 Class A Pass
3.50% 7/1/29		3,500,000	3,937,675	Through Trust 144A
International Business				5.125% 11/30/22 # ⯁	658,620	609,786
Machines				ERAC USA Finance
1.95% 5/15/30		1,095,000	1,122,186	144A 2.70% 11/1/23 #	300,000	303,667

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Transportation (continued)			Utilities (continued)
ERAC USA Finance			Calpine
144A 4.50% 8/16/21 #	200,000	$206,496	144A 5.25% 6/1/26 #	328,000	$332,138
FedEx 4.05% 2/15/48	4,985,000	5,129,647	CenterPoint Energy
Kansas City Southern			3.85% 2/1/24	960,000	1,050,811
3.00% 5/15/23	500,000	510,919	4.25% 11/1/28	2,618,000	3,045,545
Latam Airlines 2015-1 Pass			Centrais Eletricas Brasileiras
Through Trust Class A			144A 3.625% 2/4/25 #	200,000	195,900
4.20% 11/15/27 ⯁	382,585	330,936	144A 4.625% 2/4/30 #	565,000	540,634
Lima Metro Line 2 Finance			CLP Power Hong Kong
144A 4.35% 4/5/36 #	695,000	743,073	Financing
Penske Truck Leasing			2.875% 4/26/23	240,000	248,415
144A 3.95% 3/10/25 #	1,000,000	1,085,291	Comision Federal de
144A 4.45% 1/29/26 #	2,100,000	2,318,290	Electricidad 144A
144A 4.875% 7/11/22 #	300,000	319,814	4.875% 1/15/24 #	200,000	211,229
Rumo Luxembourg 144A			Duke Energy 4.875%µy	1,865,000	1,865,404
5.25% 1/10/28 #	750,000	750,000	Duke Energy Indiana
Southwest Airlines			2.75% 4/1/50	2,150,000	2,173,795
5.125% 6/15/27	1,350,000	1,401,603	3.25% 10/1/49	1,265,000	1,404,375
Union Pacific 3.25% 2/5/50	1,455,000	1,598,852	Emera 6.75% 6/15/76 µ	57,000	61,746
United Rentals North America			Empresas Publicas de
5.50% 5/15/27	785,000	811,639	Medellin 144A
US Airways 2012-2 Class A			4.25% 7/18/29 #	760,000	764,131
Pass Through Trust 4.625%			Enel Finance International
6/3/25 ⯁	390,719	331,797	144A 2.875% 5/25/22 #	1,100,000	1,138,351
		26,752,171	Engie Energia Chile 144A
Utilities - 3.54%			4.50% 1/29/25 #	515,000	557,493
Adani Electricity Mumbai			Entergy 4.00% 7/15/22	300,000	318,540
144A 3.949% 2/12/30 #	475,000	443,962	Entergy Arkansas
Aegea Finance 144A			3.75% 2/15/21	200,000	202,643
5.75% 10/10/24 #	590,000	599,649	4.20% 4/1/49	870,000	1,100,963
AEP Texas			Entergy Louisiana
2.40% 10/1/22	200,000	207,808	4.95% 1/15/45	235,000	256,233
3.45% 1/15/50	350,000	380,593	Entergy Mississippi
AES Andres 144A			3.85% 6/1/49	1,805,000	2,161,050
7.95% 5/11/26 #	840,000	852,600	Entergy Texas
AES Gener 144A			3.55% 9/30/49	700,000	774,153
7.125% 3/26/79 #µ	605,000	625,730	Essential Utilities
American Electric Power			2.704% 4/15/30	695,000	728,006
2.15% 11/13/20	300,000	301,900	3.351% 4/15/50	675,000	706,670
American Transmission			Evergy 4.85% 6/1/21	225,000	231,214
Systems 144A			Evergy Kansas Central
5.25% 1/15/22 #	1,955,000	2,071,638	3.45% 4/15/50	1,670,000	1,857,203
Appalachian Power			Evergy Metro 3.65% 8/15/25	1,350,000	1,523,048
3.70% 5/1/50	440,000	484,621	Exelon
Berkshire Hathaway Energy			2.45% 4/15/21	200,000	202,783
144A 4.25% 10/15/50 #	835,000	1,050,597	3.497% 6/1/22	1,075,000	1,122,489
Brooklyn Union Gas 144A			3.95% 6/15/25	670,000	753,540
3.865% 3/4/29 #	3,230,000	3,711,816	FirstEnergy 2.85% 7/15/22	200,000	207,570
Calpine
144A 4.50% 2/15/28 #	453,000	444,701

18 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Utilities (continued)			Utilities (continued)
FirstEnergy Transmission 144A			Saudi Electricity Global Sukuk
4.55% 4/1/49 #	875,000	$1,064,570	Co. 4 4.222% 1/27/24	715,000	$767,226
Grupo Energia Bogota 144A			Sempra Energy
4.875% 5/15/30 #	640,000	673,200	0.763% (LIBOR03M +
Infraestructura Energetica			0.45%) 3/15/21 •	2,050,000	2,053,645
Nova			1.719% (LIBOR03M +
144A 3.75% 1/14/28 #	225,000	221,301	0.50%) 1/15/21 •	451,000	451,082
144A 4.875% 1/14/48 #	595,000	566,318	4.875%µy	1,055,000	1,057,637
Interstate Power and Light			Southern California Edison
4.10% 9/26/28	3,565,000	4,134,007	3.65% 2/1/50	1,525,000	1,682,858
Israel Electric 144A			4.00% 4/1/47	880,000	1,006,579
5.00% 11/12/24 #	832,000	934,973	4.875% 3/1/49	2,330,000	3,017,854
Kallpa Generacion 144A			Southern Power 144A
4.125% 8/16/27 #	870,000	889,418	0.856% (LIBOR03M +
Listrindo Capital 144A			0.55%) 12/20/20 #•	1,700,000	1,700,117
4.95% 9/14/26 #	540,000	545,400	Southwestern Electric Power
Louisville Gas and Electric			4.10% 9/15/28	4,590,000	5,222,197
4.25% 4/1/49	2,685,000	3,271,924	Trans-Allegheny Interstate
Mong Duong Finance			Line 144A 3.85% 6/1/25 #	165,000	185,415
Holdings 144A			Vistra Operations 144A
5.125% 5/7/29 #	995,000	1,005,627	5.50% 9/1/26 #	1,784,000	1,830,464
National Rural Utilities			Xcel Energy
Cooperative Finance			2.60% 12/1/29	430,000	463,123
4.75% 4/30/43 µ	315,000	315,928	3.40% 6/1/30	625,000	720,573
Nevada Power			3.50% 12/1/49	2,870,000	3,214,874
3.125% 8/1/50	1,517,000	1,648,798
NextEra Energy Capital					92,157,213
Holdings			Total Corporate Bonds
2.403% 9/1/21	1,700,000	1,738,841	(cost $1,036,368,480)		1,083,153,104
2.90% 4/1/22	2,315,000	2,410,360
3.15% 4/1/24	1,115,000	1,210,848	Municipal Bonds - 0.64%
3.20% 2/25/22	400,000	417,315	American Municipal Power,
NiSource 5.65%µy	875,000	836,054	Ohio (Combined
NV Energy 6.25% 11/15/20	825,000	842,849	Hydroelectric Projects -
Pacific Gas and Electric			Build America Bonds)
2.10% 8/1/27	1,895,000	1,876,183	Series B
2.50% 2/1/31	735,000	720,373	8.084% 2/15/50	1,500,000	2,715,495
3.30% 3/15/27	700,000	761,709	California State Various
3.30% 8/1/40	910,000	887,751	Purposes
3.50% 6/15/25	400,000	442,246	(Build America Bonds)
PacifiCorp			7.55% 4/1/39	395,000	705,111
2.70% 9/15/30	295,000	322,572	(High-Speed Passenger
			Train Bonds) Series C
3.30% 3/15/51	410,000	453,740	0.942% (LIBOR01M +
Pedernales Electric			0.78%) 4/1/47 •	1,250,000	1,248,087
Cooperative 144A			Chicago, Illinois Transit
6.202% 11/15/32 #	620,000	745,914	Authority
Perusahaan Listrik Negara			(Pension Funding) Series A
144A 4.125% 5/15/27 #	300,000	316,818	6.899% 12/1/40	1,800,000	2,483,550
144A 5.25% 5/15/47 #	185,000	208,920
PG&E 5.25% 7/1/30	2,390,000	2,407,925

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Municipal Bonds (continued)			Non-Agency Asset-Backed Securities (continued)
Chicago, Illinois Transit			Argent Securities Trust
Authority			Series 2006-M1 A2C
(Retiree Health Care			0.335% (LIBOR01M +
Funding) Series B 6.899%			0.15%, Floor 0.15%)
12/1/40	1,800,000	$2,483,550	7/25/36 •	1,219,320	$481,722
Municipal Electric Authority of			Series 2006-W4 A2C
Georgia (Build America			0.345% (LIBOR01M +
Bonds Plant Vogtle Units 3			0.16%, Floor 0.16%)
& 4 Project)			5/25/36 •	644,076	227,829
6.655% 4/1/57	1,767,000	2,596,942	Bear Stearns Asset-Backed
New Jersey Transportation			Securities I Trust
Trust Fund Authority			Series 2005-FR1 M2
(Build America Bonds)			1.19% (LIBOR01M +
Series C 5.754%			1.005%, Floor 0.67%)
12/15/28	1,590,000	1,733,943	6/25/35 •	1,707,759	1,647,174
New York City, New York			Series 2007-HE2 1A2
Transitional Finance			0.355% (LIBOR01M +
Authority Future Tax			0.17%, Floor 0.17%)
Secured Revenue			3/25/37 •	96,771	193,750
(Build America Bonds)			Bear Stearns Asset-Backed
Subordinate Series A-1			Securities Trust
5.508% 8/1/37	700,000	981,708	Series 2007-SD1 22A1
New York State Urban			3.112% 10/25/36 •	128,522	87,956
Development (Build			Bear Stearns Second Lien
America Bonds)			Trust
Series E 5.77% 3/15/39	800,000	1,017,072	Series 2007-SV1A M2
Oregon State Taxable Pension			144A 1.535% (LIBOR01M
5.892% 6/1/27	30,000	37,540	+ 1.35%, Cap 11.00%,
Pennsylvania Higher			Floor 0.90%) 1/25/36 #•	435,294	432,081
Education Assistance			Centex Home Equity Loan
Agency Revenue			Trust
			Series 2002-A AF6
(Student Loans) Series			5.54% 1/25/32	500	512
2006-2 A-3 1.121%
(LIBOR03M + 0.13%)			CIT Mortgage Loan Trust
10/25/36 •	429,212	407,129	Series 2007-1 1M1 144A
South Carolina Public Service			1.685% (LIBOR01M +
Authority			1.50%, Floor 1.50%)
			10/25/37 #•	3,600,000	3,425,724
(Santee Cooper) Series D			Citicorp Residential Mortgage
4.77% 12/1/45	145,000	180,600	Trust
Total Municipal Bonds			Series 2006-3 A5
(cost $14,795,871)		16,590,727	5.14% 11/25/36 •	746,145	770,043
			CNH Equipment Trust
Non-Agency Asset-Backed Securities - 2.74%			Series 2019-A A2
ABFC Trust			2.96% 5/16/22	580,696	583,894
Series 2006-HE1 A2D			Series 2019-B A2
0.405% (LIBOR01M +			2.55% 9/15/22	1,000,026	1,006,603
0.22%, Floor 0.22%)			Countrywide Asset-Backed
1/25/37 •	330,486	217,647	Certificates
			Series 2004-3 2A 0.585%
			(LIBOR01M + 0.40%, Floor
			0.20%) 8/25/34 •	49,386	45,750

20 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed			GSAMP Trust
Certificates			Series 2006-FM3 A2D
Series 2006-1 AF6			0.415% (LIBOR01M +
4.642% 7/25/36 •	136,057	$137,514	0.23%, Floor 0.23%)
Series 2006-26 2A4			11/25/36 •	962,478	$556,616
0.405% (LIBOR01M +			Series 2007-SEA1 A 144A
0.22%, Floor 0.22%)			0.485% (LIBOR01M +
6/25/37 •	2,000,000	1,862,531	0.30%, Floor 0.30%)
Series 2007-6 2A4			12/25/36 #•	774,089	732,645
0.495% (LIBOR01M +			Hardee’s Funding
0.31%, Floor 0.31%)			Series 2018-1A A2I 144A
9/25/37 •	922,899	624,271	4.25% 6/20/48 #	638,625	649,028
CWABS Asset-Backed			Series 2018-1A A2II 144A
Certificates Trust			4.959% 6/20/48 #	491,250	486,308
Series 2005-3 MV7			Harley-Davidson Motorcycle
2.135% (LIBOR01M +			Trust
1.95%, Floor 1.30%)			Series 2020-A A2A
8/25/35 •	4,200,000	3,952,712	1.83% 1/17/23	850,000	855,125
Series 2006-11 1AF6			HOA Funding
6.15% 9/25/46 •	113,224	115,711	Series 2014-1A A2 144A
Series 2006-17 2A2			4.846% 8/20/44 #	1,243,425	1,131,915
0.335% (LIBOR01M +			Home Equity Mortgage Loan
0.15%, Floor 0.15%)			Asset-Backed Trust
3/25/47 •	1,315,787	1,278,249	Series 2007-A 2A3
Discover Card Execution Note			0.425% (LIBOR01M +
Trust			0.24%, Floor 0.24%)
Series 2019-A1 A1			4/25/37 •	1,359,211	968,160
3.04% 7/15/24	400,000	416,318	HSI Asset Securitization Trust
EquiFirst Mortgage Loan Trust			Series 2006-HE1 2A1
Series 2004-2 M7 3.185%			0.235% (LIBOR01M +
(LIBOR01M + 3.00%, Floor			0.05%, Floor 0.05%)
2.00%) 10/25/34 •	662,361	639,565	10/25/36 •	26,304	13,510
First Franklin Mortgage Loan			JPMorgan Mortgage
Trust			Acquisition Trust
Series 2006-FF5 2A3			Series 2006-CW2 AV5
0.345% (LIBOR01M +			0.425% (LIBOR01M +
0.16%, Floor 0.16%)			0.24%, Floor 0.24%)
4/25/36 •	827,444	786,457	8/25/36 •	500,000	486,185
Ford Credit Auto Owner Trust			Long Beach Mortgage Loan
Series 2018-1 A 144A			Trust
3.19% 7/15/31 #	840,000	899,485	Series 2006-1 2A4
Series 2020-A A2			0.485% (LIBOR01M +
1.03% 10/15/22	1,250,000	1,255,614	0.30%, Floor 0.30%)
Fremont Home Loan Trust			2/25/36 •	3,013,821	2,586,862
Series 2004-B M1 1.055%			Series 2006-7 1A 0.34%
(LIBOR01M + 0.87%, Floor			(LIBOR01M + 0.155%,
0.58%) 5/25/34 •	2,440,140	2,321,335	Floor 0.155%) 8/25/36 •	2,846,933	1,766,018
GE-WMC Mortgage Securities			Mercedes-Benz Auto Lease
Trust			Trust
Series 2006-1 A2B 0.335%			Series 2019-B A2
(LIBOR01M + 0.15%, Floor			2.01% 12/15/21	296,510	297,942
0.15%) 8/25/36 •	2,036,267	1,112,168	Series 2020-A A2
			1.82% 3/15/22	500,000	502,739

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Master Owner			RAMP Trust
Trust			Series 2007-RZ1 A2
Series 2018-BA A 144A			0.345% (LIBOR01M +
0.525% (LIBOR01M +			0.16%, Cap 14.00%, Floor
0.34%) 5/15/23 #•	500,000	$492,157	0.16%) 2/25/37 •	82,074	$81,792
Series 2019-AA A 144A			Sofi Consumer Loan Program
0.535% (LIBOR01M +			Series 2017-3 A 144A
0.35%) 5/15/23 #•	2,825,000	2,815,019	2.77% 5/25/26 #	285,135	286,814
Morgan Stanley ABS Capital I			Sofi Professional Loan
Trust			Program
Series 2007-HE1 A2C			Series 2016-F A2 144A
0.335% (LIBOR01M +			3.02% 2/25/40 #	241,779	249,361
0.15%, Floor 0.15%)			Soundview Home Loan Trust
11/25/36 •	4,682,250	3,133,997	Series 2006-OPT1 2A4
Series 2007-HE5 A2D			0.455% (LIBOR01M +
0.525% (LIBOR01M +			0.27%, Floor 0.27%)
0.34%, Floor 0.34%)			3/25/36 •	288,628	276,184
3/25/37 •	3,300,326	1,669,210	Structured Asset Investment
Navistar Financial Dealer Note			Loan Trust
Master Owner Trust II			Series 2003-BC2 M1
Series 2018-1 A 144A			1.565% (LIBOR01M +
0.815% (LIBOR01M +			1.38%, Floor 0.92%)
0.63%, Floor 0.63%)			4/25/33 •	15,777	15,054
9/25/23 #•	450,000	448,353	Structured Asset Securities
New Century Home Equity			Mortgage Loan Trust
Loan Trust			Series 2006-BC1 A6
Series 2005-1 M2 0.905%			0.455% (LIBOR01M +
(LIBOR01M + 0.72%, Cap			0.27%, Floor 0.27%)
12.50%, Floor 0.48%)			3/25/36 •	1,450,059	1,287,514
3/25/35 •	233,599	214,577	Tesla Auto Lease Trust
Nissan Auto Lease Trust			Series 2019-A A2 144A
Series 2020-A A2A			2.13% 4/20/22 #	600,000	606,724
1.80% 5/16/22	1,000,000	1,007,731	Towd Point Mortgage Trust
Option One Mortgage Loan			Series 2017-1 A1 144A
Trust			2.75% 10/25/56 #•	842,213	861,799
Series 2005-1 M1 0.965%			Series 2017-2 A1 144A
(LIBOR01M + 0.78%, Floor			2.75% 4/25/57 #•	101,241	103,024
0.52%) 2/25/35 •	1,846,525	1,773,569	Series 2017-4 M1 144A
Series 2007-4 2A4			3.25% 6/25/57 #•	615,000	633,273
0.495% (LIBOR01M +			Series 2018-1 A1 144A
0.31%, Floor 0.31%)			3.00% 1/25/58 #•	196,915	203,995
4/25/37 •	5,956,404	4,023,938	Series 2019-4 A1 144A
PFS Financing			2.90% 10/25/59 #•	10,831,091	11,393,399
Series 2018-E A 144A			Volvo Financial Equipment
0.635% (LIBOR01M +			Master Owner Trust
0.45%) 10/17/22 #•	2,315,000	2,300,494	Series 2017-A A 144A
RAAC Trust			0.685% (LIBOR01M +
Series 2005-SP2 2A			0.50%) 11/15/22 #•	1,075,000	1,074,351
0.485% (LIBOR01M +
0.30%, Cap 14.00%, Floor
0.30%) 6/25/44 •	310,096	274,795

22 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Collateralized Mortgage Obligations
Wendy’s Funding			(continued)
Series 2018-1A A2I 144A			Connecticut Avenue Securities
3.573% 3/15/48 #	468,000	$485,059	Trust
Total Non-Agency Asset-Backed			Series 2019-R02 1M2
Securities			144A 2.485% (LIBOR01M
(cost $70,913,840)		71,267,851	+ 2.30%, Floor 2.30%)
			8/25/31 #•	2,405,967	$2,369,775
Non-Agency Collateralized Mortgage Obligations - 1.87%			Series 2019-R07 1M2
Alternative Loan Trust			144A 2.285% (LIBOR01M
Resecuritization			+ 2.10%) 10/25/39 #•	3,250,000	3,150,296
Series 2008-2R 3A1			Series 2020-R01 1M2
6.00% 8/25/37 •	1,028,085	803,865	144A 2.235% (LIBOR01M
ARM Mortgage Trust			+ 2.05%, Floor 2.05%)
Series 2004-5 3A1			1/25/40 #•	2,500,000	2,372,405
3.769% 4/25/35 •	110,961	109,436	CSMC Mortgage-Backed Trust
Series 2005-10 3A31			Series 2005-1R 2A5 144A
3.535% 1/25/36 •	136,475	125,347	5.75% 12/26/35 #	942,490	868,258
Series 2006-2 1A4			Series 2007-1 5A14
3.911% 5/25/36 •	545,948	508,844	6.00% 2/25/37	221,954	183,602
Banc of America Funding Trust			Series 2007-3 4A6
Series 2005-E 7A1 2.17%			0.435% (LIBOR01M +
(COF 11 + 1.43%, Floor			0.25%, Cap 7.00%, Floor
1.43%) 6/20/35 •	92,371	77,800	0.25%) 4/25/37 •	161,396	131,207
Series 2006-I 1A1			Series 2007-3 4A12
3.799% 12/20/36 •	166,900	163,157	6.566% (6.75% minus
			LIBOR01M, Cap 6.75%)
Banc of America Mortgage			4/25/37 S•	161,396	27,341
Trust
Series 2003-D 2A1			Series 2007-3 4A15
4.292% 5/25/33 •	113,194	110,598	5.50% 4/25/37	71,665	71,183
Bear Stearns ARM Trust			Flagstar Mortgage Trust
Series 2003-5 2A1			Series 2018-5 A7 144A
3.833% 8/25/33 •	23,449	22,585	4.00% 9/25/48 #•	111,347	112,283
Chase Home Lending			Galton Funding Mortgage
Mortgage Trust			Trust
Series 2019-ATR2 A3 144A			Series 2018-1 A43 144A
3.50% 7/25/49 #•	481,404	493,051	3.50% 11/25/57 #•	170,853	172,562
Chase Mortgage Finance Trust			GMACM Mortgage Loan Trust
Series 2005-A1 3A1			Series 2006-J1 A1
3.809% 12/25/35 •	70,559	65,288	5.75% 4/25/36	29,882	29,432
CHL Mortgage Pass Through			GS Mortgage-Backed
Trust			Securities Trust
Series 2007-4 1A1 6.00%			Series 2020-PJ1 A1 144A
5/25/37 ⯁	908,787	656,233	3.50% 5/25/50 #•	689,268	699,948
Connecticut Avenue Securities			GSR Mortgage Loan Trust
			Series 2007-AR1 2A1
Trust			3.747% 3/25/47 •	568,469	457,773
Series 2018-R07 1M2
144A 2.585% (LIBOR01M			Holmes Master Issuer
+ 2.40%) 4/25/31 #•	689,910	682,132	Series 2018-2A A2 144A
			1.639% (LIBOR03M +
Series 2019-R01 2M2			0.42%) 10/15/54 #•	1,086,776	1,084,884
144A 2.635% (LIBOR01M
+ 2.45%) 7/25/31 #•	396,436	386,747

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Non-Agency Collateralized Mortgage Obligations			Non-Agency Collateralized Mortgage Obligations
(continued)			(continued)
JPMorgan Alternative Loan			Ludgate Funding
Trust			Series 2006-1X A2A
Series 2007-A2 11A1			0.427% (BP0003M +
0.365% (LIBOR01M +			0.19%) 12/1/60 •	GBP	1,351,698	$1,592,160
0.18%, Cap 11.50%, Floor			Series 2008-W1X A1
0.18%) 6/25/37 •	4,056,799	$2,707,885	0.751% (BP0003M +
JPMorgan Mortgage Trust			0.60%) 1/1/61 •	GBP	579,183	689,700
Series 2006-A6 2A4L			Mansard Mortgages
3.955% 10/25/36 •	315,417	276,239	Series 2007-1X A2 0.846%
Series 2006-A7 2A2			(BP0003M + 0.18%)
3.789% 1/25/37 •	65,834	58,925	4/15/47 •	GBP	640,804	753,085
Series 2007-A1 6A1			MASTR Alternative Loan Trust
3.79% 7/25/35 •	95,680	92,439	Series 2004-3 8A1
Series 2014-2 B1 144A			7.00% 4/25/34		1,413	1,464
3.396% 6/25/29 #•	48,769	48,728	Series 2004-5 6A1
Series 2014-2 B2 144A			7.00% 6/25/34		25,596	26,849
3.396% 6/25/29 #•	48,769	48,703	MASTR ARM Trust
Series 2015-4 B1 144A			Series 2004-4 4A1
3.617% 6/25/45 #•	751,429	762,119	3.594% 5/25/34 •		58,063	57,182
Series 2015-4 B2 144A			Merrill Lynch Mortgage
3.617% 6/25/45 #•	321,161	324,512	Investors Trust
Series 2015-5 B2 144A			Series 2004-A1 2A2
2.755% 5/25/45 #•	602,063	611,916	3.707% 2/25/34 •		3,046	2,993
Series 2015-6 B1 144A			New Residential Mortgage
3.591% 10/25/45 #•	320,374	325,817	Loan Trust
Series 2015-6 B2 144A			Series 2018-RPL1 A1 144A
3.591% 10/25/45 #•	311,715	315,261	3.50% 12/25/57 #•		307,563	328,123
Series 2016-4 B1 144A			Series 2019-RPL3 A1 144A
3.885% 10/25/46 #•	226,373	235,540	2.75% 7/25/59 #•		5,546,625	5,815,267
Series 2016-4 B2 144A			Opteum Mortgage
3.885% 10/25/46 #•	384,834	393,650	Acceptance Trust
Series 2017-1 B3 144A			Series 2006-1 2A1
3.52% 1/25/47 #•	924,603	918,783	5.75% 4/25/36 •		16,667	16,627
Series 2017-2 A3 144A			RALI Series Trust
3.50% 5/25/47 #•	217,434	222,471	Series 2007-QA5 2A1
Series 2018-4 A15 144A			6.014% 9/25/37 •		3,038,553	2,491,920
3.50% 10/25/48 #•	284,521	286,500	Series 2007-QH8 A
Series 2019-LTV3 A3 144A			2.624% 10/25/37 •		1,855,511	1,622,056
3.50% 3/25/50 #•	773,185	789,765	Reperforming Loan REMIC
Series 2020-1 A4 144A			Trust
3.50% 6/25/50 #•	850,897	867,720	Series 2006-R1 AF1 144A
Series 2020-2 A3 144A			0.525% (LIBOR01M +
3.50% 7/25/50 #•	911,913	933,337	0.34%, Cap 9.50%, Floor
Lanark Master Issuer			0.34%) 1/25/36 #•		888,763	839,589
Series 2019-1A 1A1 144A			RFMSI Trust
1.128% (LIBOR03M +			Series 2004-S9 2A1
0.77%) 12/22/69 #•	608,000	608,947	4.75% 12/25/19		28	28
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38	1,438,354	811,156

24 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Collateralized Mortgage Obligations			Non-Agency Commercial Mortgage-Backed Securities -
(continued)			4.58%
Sequoia Mortgage Trust			BANK
Series 2004-5 A3 0.985%			Series 2017-BNK5 A5
(LIBOR06M + 0.56%, Cap			3.39% 6/15/60	1,430,000	$1,589,039
11.50%, Floor 0.28%)			Series 2017-BNK5 B
6/20/34 •	127,637	$118,392	3.896% 6/15/60 •	605,000	612,039
Series 2007-1 4A1			Series 2017-BNK7 A5
3.53% 9/20/46 •	384,824	291,277	3.435% 9/15/60	1,110,000	1,240,595
Series 2015-1 B2 144A			Series 2019-BN20 A3
3.87% 1/25/45 #•	316,235	320,147	3.011% 9/15/62	8,000,000	8,857,187
Series 2017-4 A1 144A			Series 2019-BN21 A5
3.50% 7/25/47 #•	194,988	201,137	2.851% 10/17/52	2,100,000	2,297,412
Series 2017-5 B2 144A			BBCMS Trust
3.839% 8/25/47 #•	3,090,822	3,155,027	Series 2015-STP A 144A
Series 2018-5 A4 144A			3.323% 9/10/28 #	2,467,097	2,466,865
3.50% 5/25/48 #•	248,337	251,787	Benchmark Mortgage Trust
Series 2019-CH1 A1 144A			Series 2018-B1 A5
4.50% 3/25/49 #•	398,222	412,538	3.666% 1/15/51 •	2,310,000	2,616,137
Structured ARM Loan Trust			Series 2018-B3 A5
Series 2006-1 7A4			4.025% 4/10/51	550,000	638,352
3.796% 2/25/36 •	240,812	220,380	Series 2019-B9 A5
Structured Asset Mortgage			4.016% 3/15/52	7,865,000	9,221,356
Investments II Trust			Series 2020-B17 A5
Series 2005-AR5 A2			2.289% 3/15/53	2,000,000	2,095,119
0.444% (LIBOR01M +			Cantor Commercial Real
0.25%, Cap 11.00%, Floor			Estate Lending
0.25%) 7/19/35 •	251,042	231,310	Series 2019-CF1 A5
WaMu Mortgage Pass			3.786% 5/15/52	2,340,000	2,688,331
Through Certificates Trust			Series 2019-CF2 A5
Series 2005-AR16 1A3			2.874% 11/15/52	4,000,000	4,133,818
3.746% 12/25/35 ⯁ •	295,492	282,706	Series 2019-CF3 A4
Series 2007-HY1 3A3			3.006% 1/15/53	800,000	873,777
3.649% 2/25/37 ⯁ •	185,519	163,744	CD Mortgage Trust
Series 2007-HY7 4A1
3.715% 7/25/37 ⯁ •	379,789	329,408	Series 2017-CD6 B 3.911% 11/13/50 •	440,000	459,485
Washington Mutual Mortgage			Series 2019-CD8 A4
Pass Through Certificates			2.912% 8/15/57	8,775,000	9,570,810
Trust			CFCRE Commercial Mortgage
Series 2005-1 5A2 6.00%
3/25/35	1,816	101	Trust
			Series 2016-C7 A3
Wells Fargo Mortgage-Backed			3.839% 12/10/54	3,100,000	3,459,889
Securities Trust			Citigroup Commercial
Series 2006-AR5 2A1
3.995% 4/25/36 •	20,390	18,933	Mortgage Trust
			Series 2014-GC25 A4
Series 2006-AR11 A6
4.12% 8/25/36 •	205,833	194,497	3.635% 10/10/47	785,000	848,619
			Series 2015-GC27 A5
Series 2020-1 A1 144A			3.137% 2/10/48	1,400,000	1,486,572
3.00% 12/25/49 #•	588,955	609,196	Series 2016-P3 A4
Total Non-Agency			3.329% 4/15/49	1,305,000	1,417,850
Collateralized Mortgage			Series 2017-C4 A4
Obligations (cost $50,573,156)		48,614,068	3.471% 10/12/50	635,000	706,286

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities			Non-Agency Commercial Mortgage-Backed Securities
(continued)			(continued)
Citigroup Commercial			JPM-DB Commercial
Mortgage Trust			Mortgage Securities Trust
Series 2018-C5 A4			Series 2016-C2 A4
4.228% 6/10/51 •	1,700,000	$1,984,695	3.144% 6/15/49	1,640,000	$1,771,028
Series 2019-C7 A4			Series 2016-C4 A3
3.102% 12/15/72	1,450,000	1,615,516	3.141% 12/15/49	1,065,000	1,158,993
COMM Mortgage Trust			Series 2017-C7 A5
Series 2013-WWP A2			3.409% 10/15/50	2,395,000	2,663,799
144A 3.424% 3/10/31 #	1,100,000	1,168,800	JPMorgan Chase Commercial
Series 2014-CR20 AM			Mortgage Securities Trust
3.938% 11/10/47	2,225,000	2,350,628	Series 2013-LC11 B
Series 2015-3BP A 144A			3.499% 4/15/46	355,000	341,658
3.178% 2/10/35 #	605,000	640,131	Series 2016-JP2 AS
Series 2015-CR23 A4			3.056% 8/15/49	1,250,000	1,278,060
3.497% 5/10/48	780,000	847,430	Series 2016-WIKI A 144A
Series 2016-CR28 A4			2.798% 10/5/31 #	705,000	700,646
3.762% 2/10/49	2,330,000	2,594,607	Series 2016-WIKI B 144A
DB-JPM Mortgage Trust			3.201% 10/5/31 #	690,000	680,082
Series 2016-C1 A4			LB-UBS Commercial
3.276% 5/10/49	900,000	977,793	Mortgage Trust
Series 2016-C3 A5			Series 2006-C6 AJ
2.89% 8/10/49	945,000	1,012,634	5.452% 9/15/39 •	434,548	251,409
DB-UBS Mortgage Trust			Morgan Stanley Bank of
Series 2011-LC1A C 144A			America Merrill Lynch Trust
5.876% 11/10/46 #•	600,000	603,552	Series 2015-C26 A5
GS Mortgage Securities Trust			3.531% 10/15/48	960,000	1,049,095
Series 2010-C1 C 144A			Series 2015-C27 ASB
5.635% 8/10/43 #•	375,000	372,385	3.557% 12/15/47	2,200,000	2,323,010
Series 2015-GC32 A4			Series 2016-C29 A4
3.764% 7/10/48	1,000,000	1,101,384	3.325% 5/15/49	1,445,000	1,574,111
Series 2016-RENT A 144A			Morgan Stanley Capital I Trust
3.203% 2/10/29 #	2,300,000	2,292,520	Series 2014-CPT AM 144A
Series 2017-GS5 A4			3.516% 7/13/29 #•	2,200,000	2,243,694
3.674% 3/10/50	1,280,000	1,422,998	Series 2019-L3 A4
Series 2017-GS6 A3			3.127% 11/15/52	1,000,000	1,114,898
3.433% 5/10/50	1,935,000	2,152,171	UBS Commercial Mortgage
Series 2018-GS9 A4			Trust
3.992% 3/10/51 •	570,000	650,610	Series 2018-C9 A4
Series 2019-GC39 A4			4.117% 3/15/51 •	970,000	1,104,982
3.567% 5/10/52	1,250,000	1,422,559	UBS-Barclays Commercial
Series 2019-GC42 A4			Mortgage Trust
3.001% 9/1/52	5,000,000	5,506,771	Series 2013-C5 B 144A
Series 2020-GC47 A5			3.649% 3/10/46 #•	480,000	476,157
2.377% 5/12/53	685,000	721,826	Wells Fargo Commercial
JPM-BB Commercial			Mortgage Trust
Mortgage Securities Trust			Series 2014-LC18 A5
Series 2015-C31 A3			3.405% 12/15/47	275,000	286,879
3.801% 8/15/48	8,967,272	9,890,198	Series 2015-NXS3 A4
Series 2015-C33 A4			3.617% 9/15/57	510,000	557,327
3.77% 12/15/48	570,000	631,190	Series 2016-BNK1 A3
			2.652% 8/15/49	1,220,000	1,278,856

26 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities			Loan Agreements (continued)
(continued)			Blue Ribbon 1st Lien 5.00%
Wells Fargo Commercial			(LIBOR01M + 4.00%)
Mortgage Trust			11/15/21 •	245,723	$211,321
Series 2017-C38 A5			Boxer Parent 4.428%
3.453% 7/15/50	905,000	$1,010,671	(LIBOR01M + 4.25%)
Total Non-Agency Commercial			10/2/25 •	383,730	364,270
Mortgage-Backed Securities			Buckeye Partners 2.923%
(cost $112,830,848)		119,105,291	(LIBOR01M + 2.75%)
			11/1/26 •	529,047	510,134
Regional Bond - 0.08%Δ			BWay Holding 4.561%
			(LIBOR03M + 3.25%)
Spain - 0.08%			4/3/24 •	155,990	140,859
Autonomous Community of			Caesars Resort Collection
Catalonia 4.90% 9/15/21 EUR	1,800,000	2,135,549	Tranche B-1 TBD 7/21/25
Total Regional Bond			X	595,000	561,106
(cost $2,019,595)		2,135,549	Calpine
			2.43% (LIBOR01M +
Loan Agreements - 2.04%			2.25%) 1/15/24 •	393,413	380,546
Acrisure Tranche B 3.678%			2.43% (LIBOR01M +
(LIBOR01M + 3.50%)			2.25%) 4/5/26 •	247,500	239,324
2/15/27 •	625,906	593,046	Carnival TBD 6/30/25 X	500,000	485,000
American Airlines Tranche B			Change Healthcare Holdings
2.185% (LIBOR01M +			3.50% (LIBOR03M +
2.00%) 12/14/23 •	647,225	527,951	2.50%) 3/1/24 •	196,572	189,282
Applied Systems 1st Lien TBD			Charter Communications
9/19/24 X	854,000	835,852	Operating Tranche B2
Applied Systems 2nd Lien			1.93% (LIBOR01M +
8.00% (LIBOR03M +			1.75%) 2/1/27 •	487,308	469,711
7.00%) 9/19/25 •	1,708,922	1,713,194	Chemours Tranche B-2 1.93%
Aramark Services Tranche B-3			(LIBOR01M + 1.75%)
1.928% (LIBOR03M +			4/3/25 •	896,598	852,515
1.75%) 3/11/25 •	359,075	340,583	CityCenter Holdings 3.00%
AssuredPartners 3.678%			(LIBOR01M + 2.25%)
(LIBOR01M + 3.50%)			4/18/24 •	910,023	829,638
2/12/27 •	952,650	913,354	Connect US Finco 5.50%
AthenaHealth Tranche B 1st			(LIBOR03M + 4.50%)
Lien 4.818% (LIBOR03M +			12/12/26 •	647,377	611,448
4.50%) 2/11/26 •	399,937	387,606	Core & Main 3.75%
Ball Metalpack Finco 2nd Lien			(LIBOR03M + 2.75%)
9.75% (LIBOR03M +			8/1/24 •	542,481	518,748
8.75%) 7/24/26 •	79,000	63,595	CPI Holdco 1st Lien 4.428%
Bausch Health 3.19%			(LIBOR01M + 4.25%)
(LIBOR01M + 3.00%)			11/4/26 •	150,622	145,727
6/2/25 •	284,457	276,590	CSC Holdings
Berry Global Tranche W			2.435% (LIBOR01M +
2.177% (LIBOR01M +			2.25%) 7/17/25 •	315,250	299,803
2.00%) 10/1/22 •	1,075,000	1,050,141	2.685% (LIBOR01M +
Berry Global Tranche Y			2.50%) 4/15/27 •	290,584	277,072
2.177% (LIBOR01M +			DaVita Tranche B-1 1.928%
2.00%) 7/1/26 •	694,980	667,429	(LIBOR01M + 1.75%)
			8/12/26 •	802,943	780,460

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Edgewater Generation			Invictus US 1st Lien 4.779%
3.928% (LIBOR01M +			(LIBOR03M + 3.00%)
3.75%) 12/15/25 •	106,533	$102,005	3/28/25 •	218,961	$204,181
Ensemble RCM 4.437%			IQVIA Tranche B-3 2.058%
(LIBOR03M + 3.75%)			(LIBOR03M + 1.75%)
8/1/26 •	365,240	356,566	6/11/25 •	543,900	528,263
ESH Hospitality 2.178%			Iron Mountain Information
(LIBOR01M + 2.00%)			Management Tranche B
9/18/26 •	463,097	441,678	1.928% (LIBOR01M +
ExamWorks Group Tranche			1.75%) 1/2/26 •	622,162	598,345
B-1 4.322% (LIBOR03M +			JBS USA LUX 3.072%
3.25%) 7/27/23 •	723,778	709,755	(LIBOR06M + 2.00%)
Frontier Communications			5/1/26 •	162,938	156,216
Tranche B-1 5.352%			Kronos 3.179% (LIBOR01M +
(LIBOR03M + 3.75%)			3.00%) 11/1/23 •	1,235,293	1,234,134
6/17/24 •	715,162	700,143	Merrill Communications
Garda World Security Tranche			Tranche B 1st Lien 6.195%
B 1st Lien 4.93%			(LIBOR06M + 5.00%)
(LIBOR01M + 4.75%)			10/5/26 •	210,940	207,776
10/30/26 •	191,971	189,092	Microchip Technology 2.18%
Gardner Denver Tranche B-1			(LIBOR01M + 2.00%)
1.928% (LIBOR01M +			5/29/25 •	506,310	491,542
1.75%) 3/1/27 •	677,618	645,431	Mileage Plus Holdings TBD
Granite US Holdings Tranche			0.00% 6/25/27 X	1,000,000	994,554
B 6.322% (LIBOR06M +			NFP 3.428% (LIBOR01M +
5.25%) 9/30/26 •	137,505	121,004	3.25%) 2/15/27 •	220,964	206,601
Gray Television Tranche B-2			Numericable US Tranche B-11
2.423% (LIBOR01M +			TBD 7/31/25 X	350,943	333,396
2.25%) 2/7/24 •	1,018,322	985,651	Numericable US Tranche B-13
GVC Holdings Tranche B3			4.185% (LIBOR01M +
3.308% (LIBOR06M +			4.00%) 8/14/26 •	132,975	128,387
2.25%) 3/29/24 •	521,008	502,772	ON Semiconductor Tranche
Hamilton Projects Acquiror			B-4 TBD 9/16/26 X	1,284,477	1,235,773
5.75% (LIBOR03M +			Penn National Gaming
4.75%) 6/17/27 •	935,000	914,741	Tranche B-1 3.00%
HCA Tranche B-12 1.928%			(LIBOR03M + 2.25%)
(LIBOR01M + 1.75%)			10/15/25 •	985,000	919,990
3/13/25 •	1,295,337	1,272,668	PQ Tranche B 2.428%
Hilton Worldwide Finance			(LIBOR01M + 2.25%)
Tranche B-2 1.935%			2/8/27 •	792,535	773,925
(LIBOR01M + 1.75%)			PQ Tranche B TBD 2/7/27 X	750,000	735,938
6/22/26 •	1,172,387	1,099,113	Prestige Brands Tranche B-4
HUB International 4.02%			2.178% (LIBOR01M +
(LIBOR02M + 3.00%)			2.00%) 1/26/24 •	347,887	343,104
4/25/25 •	735,000	702,844	Prime Security Services
Ineos US Finance 2.178%			Borrower Tranche B-1
(LIBOR01M + 2.00%)			4.25% (LIBOR01M +
4/1/24 •	253,191	240,057	3.25%) 9/23/26 •	454,809	438,322
Informatica 3.428%			Radiate Holdco 3.75%
(LIBOR01M + 3.25%)			(LIBOR01M + 3.00%)
2/25/27 •	1,314,014	1,319,763	2/1/24 •	180,432	172,939

28 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Russell Investments US			United Rentals (North
Institutional Holdco			America) 1.928%
3.822% (LIBOR03M +			(LIBOR01M + 1.75%)
2.75%) 6/1/23 •	425,673	$414,854	10/31/25 •	49,125	$47,805
Scientific Games International			US Foods Tranche B 3.072%
Tranche B-5 3.476%			(LIBOR01M + 2.00%)
(LIBOR01M + 2.75%)			9/13/26 •	809,384	763,856
8/14/24 •	1,803,776	1,599,048	USI 4.308% (LIBOR03M +
Sinclair Television Group			4.00%) 12/2/26 •	166,861	162,169
Tranche B 2.43%			USI Tranche B 3.308%
(LIBOR01M + 2.25%)			(LIBOR03M + 3.00%)
1/3/24 •	1,544,000	1,479,666	5/16/24 •	1,418,188	1,350,115
Solenis International 1st Lien			USIC Holdings Tranche B
4.363% (LIBOR03M +			4.25% (LIBOR01M +
4.00%) 6/26/25 •	587,005	564,014	3.25%) 12/8/23 •	477,448	456,559
SS&C Technologies Tranche			Vertical Midco Tranche B TBD
B-3 1.928% (LIBOR01M +			6/30/27 X	1,185,000	1,161,300
1.75%) 4/16/25 •	257,437	246,633	Vistra Operations 1.931%
SS&C Technologies Tranche			(LIBOR01M + 1.75%)
B-4 1.928% (LIBOR01M +			12/31/25 •	523,012	470,710
1.75%) 4/16/25 •	180,867	173,277	Zekelman Industries 2.43%
Stars Group Holdings 3.808%			(LIBOR01M + 2.25%)
(LIBOR03M + 3.50%)			1/24/27 •	279,300	268,826
7/10/25 •	156,972	156,424	Zelis Cost Management Buyer
Surf Holdings 1st Lien			4.928% (LIBOR01M +
3.827% (LIBOR03M +			4.75%) 9/30/26 •	225,666	221,858
3.50%) 3/5/27 •	320,000	308,067	Total Loan Agreements
Tecta America TBD 11/20/25			(cost $54,540,422)		53,106,677
X	204,071	189,786
Telenet Financing Tranche AR			Sovereign Bonds - 1.97%Δ
2.185% (LIBOR01M +
2.00%) 4/30/28 •	545,000	515,512	Albania - 0.01%
Terrier Media Buyer 4.428%			Albania Government
(LIBOR01M + 4.25%)			International Bond
12/17/26 •	520,385	498,269	144A 3.50% 6/16/27 # EUR	150,000	167,965
Titan Acquisition 4.45%					167,965
(LIBOR06M + 3.00%)
3/28/25 •	56,971	52,214	Angola - 0.01%
T-Mobile USA 3.178%			Angolan Government
(LIBOR01M + 3.00%)			International Bond
4/1/27 •	610,000	610,000	8.25% 5/9/28	200,000	165,559
Transdigm Tranche F 2.428%					165,559
(LIBOR01M + 2.25%)			Argentina - 0.03%
12/9/25 •	596,195	541,171	Argentine Republic
Trident TPI Holdings Tranche			Government International
B-1 4.072% (LIBOR03M +			Bonds
3.00%) 10/17/24 •	268,673	257,674	5.625% 1/26/22	1,412,000	590,237
Ultimate Software Group 1st			6.875% 1/11/48	214,000	84,155
Lien 3.928% (LIBOR01M +
3.75%) 5/4/26 •	1,971,507	1,912,715			674,392
Ultimate Software Group TBD
5/4/26 X	3,475,000	3,441,181

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Sovereign BondsΔ (continued)				Sovereign BondsΔ (continued)
Azerbaijan - 0.02%				Egypt - 0.13%
Republic of Azerbaijan				Egypt Government
International Bond				International Bonds
144A 4.75% 3/18/24 #		547,000	$584,103	144A 5.577% 2/21/23 #	2,620,000	$2,685,500
			584,103	144A 5.75% 5/29/24 #	275,000	276,222
				144A 8.70% 3/1/49 #	359,000	353,405
Bahrain - 0.01%
Bahrain Government						3,315,127
International Bond				El Salvador - 0.01%
144A 7.375% 5/14/30 #		300,000	342,510	El Salvador Government
			342,510	International Bond
				144A 7.125% 1/20/50 #	275,000	225,087
Brazil - 0.02%
Brazilian Government						225,087
International Bonds				Gabon - 0.01%
3.875% 6/12/30		223,000	215,429	Gabon Government
4.75% 1/14/50		233,000	219,515	International Bond
			434,944	144A 6.625% 2/6/31 #	200,000	179,193
Chile - 0.02%						179,193
Chile Government				Ghana - 0.01%
International Bonds				Ghana Government
2.55% 1/27/32		258,000	268,724	International Bond
3.50% 1/25/50		200,000	225,302	144A 7.875% 3/26/27 #	309,000	307,159
			494,026			307,159
Colombia - 0.03%				Guatemala - 0.02%
Colombia Government				Guatemala Government Bond
International Bonds				144A 4.875% 2/13/28 #	400,000	428,000
3.00% 1/30/30		272,000	269,110			428,000
4.00% 2/26/24		202,000	212,164
5.00% 6/15/45		200,000	225,359	Honduras - 0.01%
				Honduras Government
			706,633	International Bond
Cyprus - 0.06%				144A 5.625% 6/24/30 #	300,000	305,850
Cyprus Government						305,850
International Bond
3.875% 5/6/22	EUR	1,200,000	1,444,379	Indonesia - 0.01%
				Indonesia Government
			1,444,379	International Bond
Dominican Republic - 0.03%				144A 4.625% 4/15/43 #	200,000	230,054
Dominican Republic						230,054
International Bonds				Israel - 0.05%
144A 4.50% 1/30/30 #		367,000	333,786	Israel Government
144A 6.00% 7/19/28 #		435,000	439,159	International Bond
			772,945	2.75% 7/3/30	1,200,000	1,326,288
Ecuador - 0.01%						1,326,288
Ecuador Government
International Bond
144A 10.65% 1/31/29 #		663,000	275,311
			275,311

30 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Sovereign BondsΔ (continued)			Sovereign BondsΔ (continued)
Ivory Coast - 0.01%			Nigeria - 0.02%
Ivory Coast Government			Nigeria Government
International Bond			International Bond
144A 6.125% 6/15/33 #	366,000	$366,168	144A 7.875% 2/16/32 #	537,000	$508,147
		366,168			508,147
Jordan - 0.01%			North Macedonia - 0.01%
Jordan Government			North Macedonia
International Bond			Government International
144A 4.95% 7/7/25 #	200,000	200,000	Bond
			144A 3.675% 6/3/26 # EUR	150,000	171,643
		200,000
Kazakhstan - 0.01%					171,643
Kazakhstan Government			Oman - 0.01%
International Bond			Oman Government
144A 6.50% 7/21/45 #	207,000	307,340	International Bond
			144A 6.75% 1/17/48 #	343,000	298,153
		307,340
Kenya - 0.04%					298,153
Kenya Government			Panama - 0.04%
International Bonds			Panama Government
144A 6.875% 6/24/24 #	248,000	252,631	International Bonds
144A 8.00% 5/22/32 #	835,000	826,917	3.16% 1/23/30	452,000	487,425
			144A 3.75% 4/17/26 #	580,000	607,820
		1,079,548
Kuwait - 0.13%					1,095,245
Kuwait International			Paraguay - 0.17%
Government Bond			Paraguay Government
2.75% 3/20/22	3,400,000	3,512,404	International Bonds
		3,512,404	144A 4.95% 4/28/31 #	3,600,000	4,027,500
			144A 5.40% 3/30/50 #	403,000	468,203
Lebanon - 0.00%
Lebanon Government					4,495,703
International Bond			Peru - 0.02%
6.25% 5/27/22 ‡	582,000	111,599	Peruvian Government
		111,599	International Bonds
			2.844% 6/20/30	512,000	550,943
Mexico - 0.03%			5.625% 11/18/50	35,000	55,363
Mexico Government
International Bonds					606,306
3.25% 4/16/30	200,000	198,390	Philippines - 0.01%
4.60% 2/10/48	458,000	477,142	Philippine Government
		675,532	International Bond
			2.457% 5/5/30	300,000	315,273
Mongolia - 0.01%
Mongolia Government					315,273
International Bond			Qatar - 0.18%
144A 5.625% 5/1/23 #	306,000	307,148	Qatar Government
		307,148	International Bonds
			144A 3.40% 4/16/25 #	650,000	708,503
			144A 4.00% 3/14/29 #	725,000	835,663
			144A 4.40% 4/16/50 #	200,000	248,036

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Sovereign BondsΔ (continued)			Sovereign BondsΔ (continued)
Qatar (continued)			South Africa - 0.13%
Qatar Government			Republic of South Africa
International Bonds			Government International
5.103% 4/23/48	2,200,000	$2,998,230	Bonds
			4.85% 9/30/29		3,000,000	$2,851,110
		4,790,432	5.75% 9/30/49		200,000	174,462
Republic of Vietnam - 0.01%			5.875% 6/22/30		268,000	273,311
Vietnam Government
International Bond						3,298,883
144A 4.80% 11/19/24 #	200,000	219,497	Sri Lanka - 0.02%
		219,497	Sri Lanka Government
			International Bonds
Romania - 0.01%			144A 5.875% 7/25/22 #		206,000	160,680
Romanian Government			144A 6.20% 5/11/27 #		453,000	297,872
International Bond
144A 3.375% 1/28/50 # EUR	223,000	243,909				458,552
		243,909	Trinidad & Tobago - 0.01%
			Trinidad & Tobago
Russia - 0.05%			Government International
Russian Foreign Bond -			Bond
Eurobonds			144A 4.50% 6/26/30 #		200,000	197,000
144A 4.25% 6/23/27 #	800,000	896,000
144A 4.375% 3/21/29 #	200,000	227,750				197,000
144A 5.25% 6/23/47 #	200,000	264,500	Turkey - 0.03%
		1,388,250	Turkey Government
			International Bonds
Saudi Arabia - 0.37%			5.75% 5/11/47		200,000	163,915
Saudi Government			7.625% 4/26/29		500,000	527,664
International Bonds
2.375% 10/26/21	200,000	203,268				691,579
144A 2.875% 3/4/23 #	2,200,000	2,299,035	Ukraine - 0.06%
144A 2.90% 10/22/25 #	200,000	212,590	Ukraine Government
144A 3.625% 3/4/28 #	741,000	816,071	International Bonds
144A 4.50% 10/26/46 #	800,000	922,392	144A 7.75% 9/1/26 #		960,000	1,003,396
4.50% 10/26/46	800,000	922,392	144A 9.75% 11/1/28 #		515,000	588,428
144A 5.00% 4/17/49 #	3,500,000	4,340,826				1,591,824
		9,716,574	United Kingdom - 0.00%
Senegal - 0.01%			United Kingdom Gilt
Senegal Government			1.75% 9/7/22	GBP	100,000	128,908
International Bond						128,908
144A 6.75% 3/13/48 #	210,000	203,569
			Uruguay - 0.05%
		203,569	Uruguay Government
Serbia - 0.00%			International Bonds
Serbia International Bond			4.375% 1/23/31		1,131,000	1,325,051
144A 3.125% 5/15/27 # EUR	100,000	117,833	4.50% 8/14/24		57,000	62,552
		117,833				1,387,603

32 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Sovereign BondsΔ (continued)			US Treasury Obligations (continued)
Uzbekistan - 0.02%			US Treasury Notes
Republic of Uzbekistan Bond			1.25% 8/31/24	25,600,000	$26,678,999
144A 5.375% 2/20/29 #	448,000	$490,654	1.50% 1/31/27	1,700,000	1,815,182
		490,654	1.50% 2/15/30	38,000,000	41,081,564
			1.625% 9/30/26	8,300,000	8,915,043
Total Sovereign Bonds (cost $49,259,960)		51,354,801	1.625% 10/31/26	12,900,000	13,860,445
			1.875% 7/31/22	39,700,000	41,117,413
Supranational Banks - 0.03%			1.875% 8/31/24 ∞	2,170,000	2,318,213
Banque Ouest Africaine de			2.00% 10/31/21 ∞	1,600,000	1,639,219
Developpement			2.00% 11/30/22 ∞	7,700,000	8,040,184
144A 4.70% 10/22/31 #	301,000	304,401	2.00% 6/30/24	7,700,000	8,245,166
144A 5.00% 7/27/27 #	406,000	424,615	2.125% 3/31/24	2,010,000	2,153,919
Total Supranational Banks (cost $699,180)		729,016	2.125% 11/30/24	11,130,000	12,048,660
			2.25% 11/15/24	11,030,000	11,993,832
US Treasury Obligations - 26.03%			2.25% 3/31/26	24,500,000	27,118,438
US Treasury Bonds			2.375% 2/29/24	4,000,000	4,317,266
1.25% 5/15/50	1,800,000	1,728,563	2.375% 8/15/24	1,820,000	1,980,530
2.00% 2/15/50	16,000,000	18,319,374	2.375% 4/30/26	10,900,000	12,154,777
2.50% 2/15/45	37,100,000	45,771,402	2.50% 1/31/24	2,790,000	3,018,758
2.75% 8/15/42	900,000	1,154,285	2.50% 2/28/26	3,700,000	4,143,422
2.75% 11/15/42	1,400,000	1,793,859	2.625% 3/31/25	12,700,000	14,108,659
			2.75% 7/31/23	46,200,000	49,849,980
2.875% 5/15/43	2,200,000	2,875,082	2.875% 11/30/23 ∞	2,500,000	2,727,783
2.875% 8/15/45	16,700,000	22,012,035
3.00% 5/15/47	900,000	1,226,496	2.875% 7/31/25	15,500,000	17,509,550
3.00% 8/15/48	3,770,000	5,183,308	2.875% 11/30/25	8,100,000	9,203,308
3.125% 5/15/48	1,490,000	2,087,717	US Treasury Strip Principal
4.375% 5/15/40	100,000	158,070	2.26% 5/15/44 ^	19,205,000	13,592,483
4.50% 2/15/36	16,655,000	25,499,391	Total US Treasury Obligations
US Treasury Inflation			(cost $634,141,177)		676,953,764
Indexed Notes
0.125% 4/15/22	3,373,600	3,426,406		Number of
0.125% 10/15/24	5,751,029	6,031,013		shares
0.125% 7/15/26	21,392	22,748	Common Stock - 0.00%
0.125% 1/15/30	58,914,263	63,727,664	Adelphia Recovery Trust =†	1	—
0.25% 1/15/25	9,525,824	10,035,127	Century Communications =†	1,975,000	—
0.375% 7/15/27	7,127,216	7,757,273	Total Common Stock
0.625% 4/15/23	3,034,668	3,158,897	(cost $59,790)		—
0.625% 1/15/26	8,740,143	9,475,962
0.875% 1/15/29	10,864,673	12,391,175
1.75% 1/15/28	12,629,926	15,081,182
2.375% 1/15/25	9,249,224	10,662,233
2.375% 1/15/27	1,652,768	2,009,242
2.50% 1/15/29	35,825	45,967
US Treasury Notes
0.50% 4/30/27	10,900,000	10,918,521
0.50% 6/30/27	12,900,000	12,909,574
0.625% 5/15/30	10,300,000	10,270,227
1.125% 8/31/21	13,800,000	13,953,094
1.125% 2/28/27	16,900,000	17,635,084

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Preferred Stock - 0.02%			Short-Term Investments (continued)
General Electric 5.00%µ	300,000	$235,994	Money Market Mutual Funds (continued)
USB Realty 144A 2.366%			State Street Institutional US
(LIBOR03M + 1.147%)#•	500,000	399,622	Government Money Market
Total Preferred Stock			Fund - Investor Class
(cost $748,887)		635,616	(seven-day effective yield
			0.04%)	5,272,659	$5,272,659
	Number of				26,363,295
	contracts			Principal
Options Purchased - 0.00%				amount°
			Repurchase Agreements - 3.27%
Put Swaption - 0.00%			US Treasury repurchase
30 yr IRS pay a fixed rate			agreement with Standard
0.86% and receive a			Chartered Bank 0.12%,
floating rate based on			dated 6/29/20, to be
6-month GBP-ICE LIBOR			repurchased 7/1/20,
expiration date 2/26/21,			repurchase price
notional amount			$48,800,163
1,565,200 (GS)	1,820,000	40,078	(collateralized by US
		40,078	government obligation;
Total Options Purchased			3.375% 5/15/44; market
(premium paid $110,782)		40,078	value $49,606,980)	48,800,000	48,800,000
			US Treasury repurchase
	Number of		agreement with Standard
			Chartered Bank 0.12%,
	shares		dated 6/30/20, to be
Short-Term Investments - 4.98%			repurchased 7/2/20,
Money Market Mutual Funds - 1.01%			repurchase price
BlackRock FedFund -			$36,100,120
Institutional Shares			(collateralized by US
(seven-day effective yield			government obligation;
0.10%)	5,272,659	5,272,659	3.375% 5/15/44; market
			value $36,499,564)	36,100,000	36,100,000
Fidelity Investments Money
Market Government					84,900,000
Portfolio - Class I			US Treasury Obligation - 0.70%`
(seven-day effective yield			US Treasury Bill 0.174%
0.06%)	5,272,659	5,272,659	10/15/20 ∞	18,200,000	18,192,363
GS Financial Square					18,192,363
Government Fund -
Institutional Shares			Total Short-Term Investments
(seven-day effective yield			(cost $129,453,970)		129,455,658
0.15%)	5,272,659	5,272,659
Morgan Stanley Government			Total Value of Securities Before
Portfolio - Institutional			Options Written - 113.98%
Share Class (seven-day			(cost $2,855,644,049)		2,963,847,413
effective yield 0.03%)	5,272,659	5,272,659

34 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

	Number of	Value	† Non-income producing security.
	contracts	(US $)	• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published
Options Written - 0.00%			reference rate and spread,the reference rate and spread are indicated
Put Swaption - 0.00%			intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
10 yr IRS pay a fixed rate			LIBOR06M,etc. ) used in this report are identical for different securities,
0.78% and receive a			but the underlying reference rates may differ due to the timing of
floating rate based on			the reset period. Certain variable rate securities are not based on
6-month GBP-ICE LIBOR			a published reference rate and spread but are determined by the
expiration date 2/26/21,			issuer or agent and are based on current market conditions, or for notional amount
(4,032,600) (GS)	(5,170,000)	$(25,689)	mortgage-backed securities,are impacted by the individual mortgages which are paying off over time. These securities do not indicate a
Total Options Written(premium			reference rate and spread in their description above.
received $108,782)		(25,689)	X This loan will settle after June 30, 2020, at which time the interest
Liabilities Net of Receivables			rate, based on the LIBOR and the agreed upon spread on trade date,
and Other			will be reflected.
Assets - (13.98%) ★		(363,569,988)	∞ Fully or partially pledged as collateral for futures and swap
Net Assets Applicable to			contracts.
255,790,528 Shares			^ Zero-coupon security. The rate shown is the effective yield at the
Outstanding - 100.00%		$2,600,251,736	time of purchase.

#		Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $492,750,936,which represents 18.95%
of the Fund’s net assets.
⯁ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤ PIK. 100% of the income received was in the form of both cash and principal.
❆ PIK. The first payment of cash and/or principal will be made after
Oct. 1, 2020.
★ Includes $1,205,000 cash collateral held at brokers for certain open derivatives, $2,929,000 cash collateral pledged forTBA transactions, and $290,000 cash collateral due to brokers for certain open derivatives.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
` The rate shown is the effective yield at the time of purchase.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡		Non-income producing security. Security is currently in default.
Δ Securities have been classified by country of origin.
µ		Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
S Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y No contractual maturity date.
Ω Principal only security. A principal only security is the principal only portionofafixedincomesecuritywhichisseparatedandsoldindividually
from the interest portion of the security.

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts

	Currency to					Settlement		Unrealized	Unrealized
Counterparty	Receive (Deliver)			In Exchange For		Date		Appreciation	Depreciation
BAML	JPY	65,700,000	USD		(609,562)	7/2/20		$—	$(1,076)
BAML	JPY	(35,155,313)	USD		329,015	7/2/20		3,421	—
BAML	JPY	35,155,313	USD		(329,154)	8/4/20		—	(3,417)
BNP	EUR	32,492,000	USD		(36,493,389)	7/2/20		12,857	—
BNP	EUR	(32,492,000)	USD		36,519,270	8/4/20		—	(14,841)
CITI	EUR	(34,290,000)	USD		38,101,813	7/2/20		—	(424,569)
CITI	KRW	(128,438,975)	USD		104,252	9/16/20		—	(2,877)
JPMCB	EUR	1,798,000	USD		(2,018,507)	7/2/20		1,628	—
JPMCB	EUR	(581,000)	USD		660,940	9/25/20		7,100	—
JPMCB	GBP	(1,673,000)	USD		2,073,911	7/2/20		874	—
JPMCB	INR	23,338,266	USD		(305,682)	9/16/20		622	—

Total Foreign Currency Exchange Contracts								$26,502	$(446,780)

Futures Contracts
						Value/		Value/	Variation Margin
		Notional	Notional		Expiration	Unrealized		Unrealized	Due from
	Contracts to Buy (Sell)	Amount	Cost		Date	Appreciation		Depreciation	(Due to) Brokers
2	Bankers’ Acceptance	$366,308		$361,502	9/14/20		$4,806	$—	$54
127	Euro-BTP	20,529,446		20,020,194	9/8/20	509,252		—	78,419
(73)	Euro-Bund	(14,477,376)		(14,353,887)	9/8/20		—	(123,489)	11,500
(32)	Long 10 yr Gilt	(5,457,591)		(5,461,735)	9/28/20		4,144	—	6,327
327	US Treasury 5 yr Notes	41,117,695		41,029,056	9/30/20		88,639	—	(10,219)
(645)	US Treasury 5 yr Notes	(81,103,711)		(80,919,932)	9/30/20		—	(183,779)	20,156
287	US Treasury 10 yr Notes	39,942,328		39,861,997	9/21/20		80,331	—	(44,844)
(347)	US Treasury 10 yr Notes	(48,292,641)		(48,202,026)	9/21/20		—	(90,615)	54,219
189	US Treasury 10 yr Ultra Notes	29,764,547		29,683,803	9/21/20		80,744	—	(47,250)
(11)	US Treasury 10 yr Ultra Notes	(1,732,328)		(1,727,461)	9/21/20		—	(4,867)	2,750
337	US Treasury Long Bonds	60,175,563		59,783,014	9/21/20	392,549		—	(157,969)
Total Futures Contracts				$40,074,525		$1,160,465		$(402,750)	$(86,857)

36 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

Swap Contracts

CDS Contracts[1]

Counterparty/				Upfront
Reference Obligation/				Payments			Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Centrally Cleared:
Protection Sold
Moody’s Ratings:
AT&T 2.45% 5/15/18
Baa2 6/20/24-
Quarterly	1,800,000	1.000%	$(403)	$(3,900)	$3,497	$—	$1,785
Citigroup CDS 6.125%
6/30/20 WR
12/20/20-Quarterly	700,000	1.000%	1,884	1,727	157	—	(10)
Daimler CDS 0.625%
3/5/20 A2 12/20/20-
Quarterly	EUR800,000	1.000%	2,949	2,981	—	(32)	22
British Telecom 5.75%
12/7/28 Baa2
12/20/24-Quarterly	EUR2,800,000	1.000%	10,260	7,447	2,813	—	1,959
CDX. ITRX. EUR. 33.1[4]
6/20/25-Quarterly	EUR14,000,000	1.000%	261,822	256,510	5,312	—	28,163
CDX. NA. HY. 33[5]
12/20/24-Quarterly	2,576,000	5.000%	(15,433)	129,418	—	(144,851)	23,320
CDX. NA. HY. 34[5] 6/20/25-
Quarterly	2,851,000	5.000%	(20,769)	8,969	—	(29,738)	19,223
CDX. NA. IG. 33[6]
12/20/24-Quarterly	37,900,000	1.000%	438,451	734,682	—	(296,231)	51,917
CDX. NA. IG. 34[6] 6/20/25-
Quarterly	9,000,000	1.000%	102,941	(146,136)	249,077	—	14,877

			781,702	991,698	260,856	(470,852)	141,256
Over-The-Counter:
Protection Purchases
Moody’s Ratings:
JPMCB Mexico 3.60%
12/31/21 WR
6/20/25-Quarterly	3,330,000	1.000%	90,825	236,854	—	(146,029)	—
Protection Sold
Moody’s Ratings:
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	436	(635)	1,071	—	—
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/22-Quarterly	250,000	1.000%	872	(1,499)	2,371	—	—

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Counterparty/					Upfront
Reference Obligation/					Payments						Variation Margin
Termination Date/	Notional	Annual Protection			Paid	Unrealized		Unrealized			Due from
Payment Frequency	Amount[2]	Payments		Value	(Received)	Appreciation[3]		Depreciation[3]			(Due to) Brokers
Protection Sold
Moody’s Ratings (continued):
BNP Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	200,000	1.000%		$871	$(1,285)		$2,156		$—	$		—
CITI Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	100,000	1.000%		(1,023)	(2,493)		1,470		—			—
CITI Republic of Colombia
10.375%
1/28/33 /Baa2
12/20/24-Quarterly	200,000	1.000%		(4,126)	665		—		(4,791)			—
DB CMBX. NA. AAA[7]
10/17/57-Monthly	14,200,000	0.500%		142,860	(858,406)		1,001,266		—			—
DB Republic of Colombia
10.375% 1/28/33
Baa2 6/20/21-
Quarterly	200,000	1.000%		871	(1,269)		2,140		—			—
GSC Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	500,000	1.000%		(5,115)	(12,795)		7,680		—			—
GSC Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	3,100,000	1.000%		13,505	(20,192)		33,697		—			—
JPMCB South Africa
5.50% 3/9/20 Baa3
12/20/23-Quarterly	700,000	1.000%		(38,812)	(23,475)		—		(15,337)			—
JPMCB Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%		436	(643)		1,079		—			—

				201,600	(685,173)		1,052,930		(166,157)			—
Total CDS Contracts				$983,302	$306,525		$1,313,786		$(637,009)	$		141,256

IRS Contracts[8]

		Fixed/Floating
Reference Obligation/			Interest			Upfront
Termination Date/			Rate			Payments						Variation Margin
Payment Frequency			Paid			Paid		Unrealized	Unrealized			Due from
(Fixed Rate/Floating Rate)	Notional Amount[3]		(Received)	Value		(Received)	Appreciation[4]		Depreciation[4]			(Due to Brokers)
Centrally Cleared:
2 yr IRS[9] 6/28/21-
(Semiannually/
Quarterly)	30,100,000	1.45%/(0.306%)			$(355,250)	$—		$—			(355,250)	$(285)

38 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

			Fixed/Floating
Reference Obligation/			Interest		Upfront
Termination Date/			Rate		Payments			Variation Margin
Payment Frequency			Paid		Paid	Unrealized	Unrealized	Due from
(Fixed Rate/Floating Rate)	Notional Amount[3]		(Received)	Value	(Received)	Appreciation[4]	Depreciation[4]	(Due to Brokers)
Centrally Cleared (continued):
2 yr IRS[10]
3/3/22-(Semiannually/
Quarterly)	CAD	8,800,000	(1.27%)/0.568%	$77,983	$—	$77,983	$—	$(8)
2 yr IRS[10]
3/3/22-(Semiannually/
Quarterly)	CAD	2,400,000	(1.273%)/0.568%	21,342	—	21,342	—	(2)
2 yr IRS[10] 6/17/22-
(Semiannually/
Quarterly)	CAD	4,000,000	(1.50%)/0.563%	54,500	15,213	39,287	—	(1)
3 yr IRS[9] 6/20/21-
(Semiannually/
Quarterly)		17,800,000	1.75%/(0.306%)	(257,759)	149,775	—	(407,534)	17
5 yr IRS[10]
3/3/25-(Semiannually/
Quarterly)	CAD	2,900,000	(1.22%)/0.568%	47,345	—	47,345	—	(657)
5 yr IRS[10]
3/3/25-(Semiannually/
Quarterly)	CAD	2,600,000	(1.275%)/0.568%	47,341	—	47,341	—	(594)
5 yr IRS[10]
3/3/25-(Semiannually/
Quarterly)	CAD	1,600,000	(1.276%)/0.568%	29,188	—	29,188	—	(365)
5 yr IRS[10]
3/3/25-(Semiannually/
Quarterly)	CAD	800,000	(1.29%)/0.568%	14,977	—	14,977	—	(183)
5 yr IRS[10]
3/4/25-(Semiannually/
Quarterly)	CAD	20,500,000	(1.235%)/0.568%	345,204	9,022	336,182	—	(4,745)
5 yr IRS[11] 9/16/25-
(Semiannually/
Semiannually)	GBP	15,800,000	0.50%/(0.063%)	(488,219)	(3,065)	—	(485,154)	4,968
5 yr IRS[12] 12/16/25-
(Annually/ Annually)	GBP	28,400,000	0.50%/(0.063%)	(869,915)	(735,756)	—	(134,159)	10,962
7 yr IRS[9] 12/16/22-
(Semiannually/
Quarterly)		41,600,000	2.25%/(2.41%)	(2,078,447)	392,572	—	(2,471,019)	703
30 yr IRS[9] 2/12/45-
(Semiannually/
Quarterly)		600,000	2.00%/(0.435%)	(156,059)	(10,736)	—	(145,323)	3,460

Total IRS Contracts				$(3,567,769)	$(182,975)	$613,645	$(3,998,439)	$13,270

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the
Fund’s net assets.

(continues) NQ-OPTFI [6/20] 8/20 (1294519) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

1 A CDS contract is a risk-transfer instrument through which one	BP0003M - 3 Month Sterling LIBOR Interest Rate
party (purchaser of protection) transfers to another party (seller of	BP0006M - 6 Month Sterling LIBOR Interest Rate
protection) the financial risk of a credit event (as defined in the CDS
agreement), as it relates to a particular reference security or basket of	BP0012M - 12 Month Sterling LIBOR Interest
securities (such as an index) . Periodic payments (receipts) on such	Rate
contracts are accrued daily and recorded as unrealized losses (gains)	BTP - Buoni del Tesoro Poliennali
on swap contracts. Upon payment (receipt), such amounts are	CAD - Canadian Dollar
recorded as realized losses (gains) on swap contracts. Upfront	CAD0003M - Canadian Dollar 3 Month LIBOR
payments made or received in connection with CDS contracts are	Interest Rate
amortized over the expected life of the CDS contracts as unrealized	CDS - Credit Default Swap
losses (gains) on swap contracts. The change in value of CDS	CDX. ITRX. EUR - Credit Default Swap Index iTraxx
contracts is recorded daily as unrealized appreciation or depreciation.	Europe
A realized gain or loss is recorded upon a credit event (as defined in	CDX. NA. HY - Credit Default Swap Index North
the CDS agreement) or the maturity or termination of the agreement.	America High Yield

[2] Notional amount shown is stated in USD unless noted that the swap	CDX. NA. IG - Credit Default Swap Index North
is denominated in another currency.	America Investment Grade
CITI - Citigroup
[3] Unrealized appreciation (depreciation) does not include periodic	CLO - Collateralized Loan Obligation
interest payments (receipt) on swap contracts accrued daily in the	CMBX. NA - Commercial Mortgage-Backed Index
amount of $232,650.	North America
COF 11 - Cost of Funds for the 11th District of
[4] Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX	San Francisco
EUR SUB FIN, is comprised of 25 Financial entities from the Markit
iTraxx® Europe Index referencing subordinated debt.	DAC - Designated Activity Company
DB - Deutsche Bank AG
[5] Markit’s North America High Yield CDX Index, or the CDX. NA. HY	DBJPM - Deutsche Bank JP Morgan
Index, is composed of 100 liquid North American entities with high	EUR - European Monetary Unit
yield credit ratings that trade is in the CDS market.	EURIBOR - Euro Interbank Offered Rate
EUR003M - EURIBOR EUR 3 Month
[6] Markit’s North America Investment Grade Index, or the CDX. NA. IG
Index, is composed of 125 liquid North American entities with	FREMF - Freddie Mac Multifamily
investment grade credit ratings that trade in the CDS market.	GBP - British Pound Sterling
GNMA - Government National Mortgage
[7] Markit’s CMBX Index, or the CMBX. NA Index, is a synthetic tradable	Association
index referencing a basket of 25 commercial mortgage-backed	GS - Goldman Sachs
securities in North America. Credit-quality rating are measured on a	GSC - Goldman Sachs Bank USA
scale that generally ranges from AAA (highest) to BB (lowest) . US	H15T1Y - US Treasury Yield Curve Rate T Note
Agency and US Agency mortgage-backed securities appear under US	Constant Maturity 1 Year
Government.	ICE - Intercontinental Exchange
8 An IRS agreement is an exchange of interest rates between	INR - Indian Rupee
counterparties. Periodic payments (receipt) on such contracts are	IRS - Interest Rate Swap
accrued daily and recorded as unrealized appreciation (depreciation)	JPMBB - JPMorgan Barclays Bank
on swap contracts. Upon periodic payment (receipt) or termination of	JPMCB - JPMorgan Chase Bank, National
the contract, such amounts are recorded as realized gains (losses) on	Association
swap contracts.	JPMDB - JPMorgan Deutsche Bank

[9] Rate resets based on LIBOR03M.	JPY - Japanese Yen
JSC - Joint Stock Company
[10] Rate resets based on CAD0003M.	KRW - South Korean Won
LB - Lehman Brothers
[11] Rate resets based on BP0006M.	LIBOR - London interbank offered rate

[12] Rate resets based on BP0012M.	LIBOR01M - ICE LIBOR USD 1 Month
LIBOR03M - ICE LIBOR USD 3 Month
Summary of abbreviations:	LIBOR06M - ICE LIBOR USD 6 Month
ABS - Asset-Backed Security	LIBOR12M - ICE LIBOR USD 12 Month
ARM - Adjustable Rate Mortgage	MASTR - Mortgage Asset Securitization
BAML - Bank of America Merrill Lynch	Transactions, Inc.
BNP - BNP Paribas

40 NQ-OPTFI [6/20] 8/20 (1294519)

(Unaudited)

Summary of abbreviations: (continued)	UK - United Kingdom
REMIC - Real Estate Mortgage Investment	USD - US Dollar
Conduit	yr - Year
S.F. - Single Family
TBA - To be announced
TBD - To be determined

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